UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4803

Oppenheimer Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/31/2015

Item 1. Reports to Stockholders.

Semiannual Report 3/31/2015

OppenheimerFunds®
The Right Way
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Oppenheimer Rochester® Limited Term Municipal Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 3/31/15

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Barclays Municipal Bond Index	Barclays Municipal Bond 5 Year (4-6) Index
6-Month	1.33%	-0.95%	2.40%	0.85%
1-Year	3.74	1.40	6.62	2.95
5-Year	4.05	3.57	5.11	3.44
10-Year	3.66	3.42	4.85	4.17

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

Oppenheimer Rochester is using social media to provide timely information related to muni market developments at www.twitter.com/RochesterFunds.

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Fund Performance Discussion

While interest rates continued to hover at low levels, Oppenheimer Rochester Limited Term Municipal Fund generated high levels of tax-free income and a competitive, yield-driven total return for the 6 months ended March 31, 2015. The Fund’s Class A shares provided a distribution yield of 4.04% at net asset value (NAV) at the end of this reporting period. For shareholders in the top 2015 bracket for federal income taxes, a taxable investment with a March 2015 yield of less than 5.30% would not have delivered as much after-tax income as the Class A shares of this Fund. At 1.33% as of March 31, 2015, the 6-month cumulative total return at NAV for this Fund’s Class A shares exceeded the Barclays Municipal 5 Year (4-6) Bond Index, its benchmark, by 48 basis points.

MARKET OVERVIEW

Overall, the muni market rallied during this reporting period, thanks in part to positive reports from the Federal Reserve. After several months of lowering its spending on mortgage-backed securities and long-term Treasuries, the Federal Open Market Committee (FOMC) voted in October 2014 to end quantitative easing the next month.

Considered by many to be the largest intervention in the Fed’s history, this program was initiated in 2008 to help stimulate the economy. According to a statement released November 19, 2014, the

The average distribution yield in Lipper’s Short Intermediate Municipal Debt Funds category was 1.46% at the end of this reporting period. At 4.04%, the distribution yield at NAV for this Fund’s Class A shares was 258 basis points higher than the category average.

FOMC observed solid job gains, a lower unemployment rate and increases in household and business spending. The

YIELDS & DISTRIBUTIONS FOR CLASS A SHARES
Dividend Yield w/o sales charge	4.04%
Dividend Yield with sales charge	3.95
Standardized Yield	3.20
Taxable Equivalent Yield	5.30
Last distribution (3/24/15)	$0.048
Total distributions (10/1/14 to 3/31/15)	$0.288

Endnotes for this discussion begin on page 12 of this report

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committee’s concerns about inflation and falling energy prices, among other factors, played into its decision to “maintain its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities and rolling over maturing Treasury securities at auction.”

During this reporting period, the carefully worded announcements regarding the Fed’s plans for the Fed Funds target rate led to considerable speculation about the timing of an adjustment to its short-term rate, and market movements were generally based on analysts’ interpretations of subtle changes in the text. In October 2014, for example, the FOMC said it planned to keep the Fed Funds target rate at its current level “for a considerable time” after the end of its bond-buying program.

In December 2014, the Committee said it could “be patient in beginning to normalize the stance of monetary policy.” However, the committee removed the word “patient” from the minutes of the February 2015 meeting. In a press conference, Federal Reserve Chairman Janet Yellen cautioned that “just because we removed the word ‘patient’ doesn’t mean we will be impatient.” The committee will increase the Fed Funds rate only when it “has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2% objective over the medium term.”

With the current Fed Funds rate set between zero and 0.25% since December 2008, the only plausible change would be an increase. We remind investors that a change in the Fed Funds rate does not automatically translate into a change in longer-term interest rates, which are determined by the marketplace.

The Fund’s investment team will continue to search for value in the muni market as it seeks to produce competitive levels of tax-free income amid stable or changing market conditions.

As of March 31, 2015, the average yield on 30-year, AAA-rated muni bonds was 2.94%, down 37 basis points from September 30, 2014. The average yield on 10-year, AAA-rated muni bonds was 2.05% on March 31, 2015, down 14 basis points from the September 2014 date, and the average yield on 1-year, AAA-rated muni bonds was 0.22%, up 7 basis points from the September 2014 date.

Successful investors, we have found, maintain a long-term perspective regardless of the specific developments associated with any given reporting period. To maximize the benefits that municipal bond funds seek to provide, many investors reinvest their dividends and allow the income generated from their investments to compound over time.

FUND PERFORMANCE

Oppenheimer Rochester Limited Term Municipal Fund held more than 1,050 securities as of March 31, 2015. The Fund was invested in a broad range of sectors, providing

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shareholders with a diversity of holdings that we believe would be difficult and costly to replicate in an individual portfolio.

The Fund’s Class A distribution yield at NAV was ranked second in Lipper’s Short Intermediate Municipal Debt Funds category as of March 31, 2015, trailing only the Y shares of this Fund. At 4.04% on that date, the Class A distribution yield was 258 basis points higher than the category average, which was 1.46%. Additionally, for a taxable investment to have provided a greater benefit than an investment in this Fund, it would have had to yield more than 5.30%, based on the Fund’s standardized yield as of March 31, 2015, and the current top federal income tax rates. As long-time investors know, yields on fixed-income funds rise when share prices fall, and yields have historically contributed the lion’s share of the long-term total returns generated by bonds.

The Fund’s dividend trend this reporting period demonstrates the power a yield-driven approach can have amid challenging market conditions. This Fund’s Class A dividend remained steady at 4.8 cents per share throughout this reporting period. In all, the Fund distributed 28.8 cents per Class A share this reporting period.

Securities issued in the Commonwealth of Puerto Rico, which are exempt from federal, state and local income taxes, represented 18.5% of the Fund’s total assets (20.2% of net assets) at the end of this reporting period. Puerto Rico’s “tobacco bonds” are excluded from this figure, as they are backed by proceeds from the tobacco Master Settlement Agreement (MSA) and included in this Fund’s tobacco holdings, as discussed later in this report.

The Fund’s holdings, some of which are insured, include G.O. debt and securities from many different sectors. Most of the Fund’s investments in securities issued in Puerto Rico are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education, among other things.

Expanding on the fiscal discipline that was the hallmark of Luis Fortuño, his predecessor, first-time Governor Alejandro García Padilla has strengthened the island’s balance sheet, cut the government payrolls, enacted comprehensive pension reforms, and raised revenues via tax rate changes and improved enforcement. In late June 2014, the Commonwealth announced its first balanced general fund budget in more than 20 years. On the recommendation of a government task force, a value-added tax (VAT) was added to the list of tax reforms being discussed. However, the sales and use tax that the VAT would replace has its supporters and, at the end of this reporting period, the Legislature had not voted.

A decision that we believe has important implications for the muni industry – and our funds in particular – was announced on February 6, 2015: On that date, a federal judge ruled that the Puerto Rico Public

5      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Corporation Debt Enforcement and Recovery Act (the “Recovery Act”) violated the U.S. Constitution and was invalid. As you may recall, the Recovery Act was passed in late June 2014 and OppenheimerFunds filed suit immediately, challenging the legislation that was designed to allow PREPA (the island’s electric utility authority), PRASA (the aqueduct and sewer authority) and PRHTA (the highway authority) to restructure their debt through a process overseen by a Commonwealth court. The Commonwealth of Puerto Rico and PREPA have appealed the court’s ruling.

Late in this reporting period, a forbearance agreement between PREPA and many of its creditors, including this Fund, was extended beyond March 31, 2015, its original end date. Under the agreement, which was reached in August 2014, the bondholders had agreed to forbear from exercising rights in connection with events that would constitute a default on PREPA bonds and PREPA had agreed to a variety of financial terms and to submit a 5-year restructuring plan. At the end of this reporting period, the forbearance agreement was still in effect.

Our investment team is determined to protect our shareholders’ best interests and enforce all bond covenants that have been negotiated. We will also continue to monitor credit rating changes and other developments related to our Puerto Rico holdings closely and will post information on our website (oppenheimer-funds.com) and on our Twitter feed (twitter.com/RochesterFunds). Investors should note that deterioration of the Puerto

Rican economy could have an adverse impact on Puerto Rico bonds and the performance of the Oppenheimer Rochester municipal funds that hold them, including this Fund. We encourage investors to contact their financial advisors for the latest information, as the situation remains quite fluid.

Given the degree to which Oppenheimer Rochester funds have been cited in news coverage about the economic and fiscal challenges facing Puerto Rico, we feel compelled to remind investors that all fund investments are actively managed. Our team is responsive to the dynamics of the market and may choose to adjust investment strategies in the interest of maximizing the potential benefits to our shareholders. Further, while we remain committed to keeping investors informed about our basic investing strategies, we do not provide comment about near-term trading strategies as we believe doing so might allow other market participants to impair our team’s ability to deliver shareholder value.

General Obligation (G.O.) securities, which are backed by the full faith and taxing authority of state and local governments, comprised 17.7% of total assets (19.4% of net assets) as of March 31, 2015. The Fund’s holdings in this sector include bonds issued in various U.S. municipalities and the Commonwealth of Puerto Rico.

As of March 31, 2015, the Fund was invested in the hospital/healthcare sector, which

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The Rochester Portfolio Management Team

represented 14.7% of total assets (16.1% of net assets). Our holdings in this sector consist of securities across the credit spectrum, but most are investment grade.

The Fund was also invested in securities used to finance marine and aviation facilities this reporting period. Many of these securities are high-grade investments that are backed by the valuable collateral of the projects whose construction they finance. Of the Fund’s total assets on March 31, 2015, 10.3% (11.2% of net assets) were invested in the marine/aviation facilities sector.

The sales tax revenue bond sector represented 8.3% of the Fund’s total assets (9.2% of net assets) as of March 31, 2015. Debt-service payments on securities in this sector are paid using the issuing municipality’s sales tax revenue. Many of the Fund’s holdings in this sector were issued in Puerto Rico.

Municipal bonds backed by proceeds from the tobacco MSA, the national litigation

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The Rochester Credit Research Team

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settlement with U.S. tobacco manufacturers, represented 6.8% of the Fund’s total assets (7.5% of net assets) at the end of this reporting period.

We believe the securities we hold in this sector are fundamentally sound credits, and we like that “tobacco bonds” can provide tax-exempt income for investors as well as benefits to the issuing states and territories.

Our long-term view of the sector remains bullish and, given attractive valuations, we believe that it is likely we will continue to hold a greater percentage of tobacco bonds in our portfolios than our peers. As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full.

The Fund’s holdings in municipal bonds issued by utilities represented 6.7% of total assets (7.3% of net assets) at the end of this reporting period. As of March 31, 2015, this set of holdings included electric utilities with 4.8% of total assets (5.3% of net assets), water utilities with 1.0% (1.1% of net assets), and gas utilities with 0.9% (0.9% of net assets). Our holdings in this sector consist of securities in the mid-range of the credit spectrum.

During this reporting period, the Fund maintained an investment in municipal inverse-floating rate securities, which are tax-exempt securities with interest payments that move inversely to changes in short-term interest rates. “Inverse floaters” continued to provide high levels of income to funds across the industry during this reporting period, which was characterized by rising prices among high-grade municipal securities. We continue to believe that “inverse floaters” are an essential element of this Fund’s portfolio because they can produce attractive yields under certain market conditions.

Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment goals or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and sector composition as well as our time-tested strategies will continue to benefit fixed-income investors through interest rate and economic cycles.

INVESTMENT STRATEGY

The Rochester investment team focuses exclusively on municipal bonds and has consistently used a time-tested, value-oriented and security-specific approach to fund management. We know that market conditions can and do fluctuate, but we do not waver in our belief in the power of tax-free yield to help investors achieve their long-term objectives.

This “maturity managed” Fund uses a dollar-weighted approach to measuring the average maturity of its securities and seeks an average effective maturity of 5 years or less for its portfolio. While the Fund invests primarily in

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investment-grade municipal securities, it may invest up to 5% of its total assets in below-investment grade securities, or “junk” bonds; the percentage of assets is measured at the time of purchase as is the credit quality of the securities. Additionally, the credit quality is based on Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings or, if no NRSRO rating, on internal ratings. As of March 31, 2015, market movements or rating changes of municipal bonds, notably the Fund’s investments in Puerto Rico paper, caused the Fund’s below-investment-grade holdings to exceed this threshold. As a result, no further purchases of below-investment-grade bonds will be made until the Fund’s holdings of these types of bonds is once again below 5% of total assets.

Our team continually searches for bonds that we believe are undervalued and can provide a meaningful level of tax-free income until maturity. Rather than making allocation shifts based on expected market conditions, we search the marketplace for what we believe to be the best values for generating income. It remains important to note that we do not manage our funds based on predictions of interest rate changes.

Instead, our investment approach involves scouring the market for municipal securities that meet our stringent credit criteria and buying bonds that we believe will deliver above-average yields relative to peer funds. We focus on identifying inefficiencies in market pricing that can lead to investment advantages. We seek to maintain a thoughtful mix of industry sectors, maturities and credit ratings in this Fund’s portfolio.

The Rochester team also prospects for yield-enhancing opportunities in the secondary market, often picking up odd lots that we believe can add significant incremental yield to our portfolios. We will also look for non-rated issues with solid credit qualities, which we believe can often help enhance a fund’s tax-free yield. Investors should note that non-rated or unrated securities may or may not be the equivalent of investment grade securities.

The Rochester Way, we believe, distinguishes our approach to municipal investing from those of our competitors.

Daniel G. Loughran,

Senior Vice President, Senior Portfolio Manager and Team Leader, on behalf of the rest of the Rochester portfolio management team: Scott S. Cottier, Troy E. Willis, Mark R. DeMitry, Michael L. Camarella, Charles S. Pulire and Elizabeth S. Mossow.

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Top Holdings and Allocations

TOP TEN CATEGORIES
General Obligation	17.7%
Hospital/Healthcare	14 .7
Marine/Aviation Facilities	10.3
Sales Tax Revenue	8.3
Tobacco - Master Settlement Agreement	6.8
Electric Utilities	4.8
Government Appropriation	3.5
Municipal Leases	3.5
Multifamily Housing	3.2
Tax Increment Financing (TIF)	2.7

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2015, and are based on total assets.

CREDIT ALLOCATION
	NRSRO- Rated	Sub-Adviser-Rated	Total
AAA	1.7%	0.6%	2.3%
AA	31.8	0.0	31.8
A	26.3	0.7	27.0
BBB	16.6	3.9	20.5
BB or lower	18.1	0.3	18.4
Total	94.5%	5.5%	100.0%

The percentages above are based on the market value of the securities as of March 31, 2015, and are subject to change. OppenheimerFunds, Inc. determines the credit allocation of the Fund’s assets using ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For any security rated by an NRSRO other than S&P, the sub-adviser, OppenheimerFunds, Inc., converts that security’s rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities not rated by an NRSRO, the sub-adviser uses its own credit analysis to assign ratings in categories similar to those of S&P. The use of similar categories is not an indication that the sub-adviser’s credit analysis process is consistent or comparable with any NRSRO’s process were that NRSRO to rate the same security.

For the purposes of this Credit Allocation table, securities rated within the NRSROs’ four highest categories—AAA, AA, A and BBB—are investment-grade securities. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

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Performance

DISTRIBUTION YIELDS

As of 3/31/15

	Without Sales Charge	With Sales Charge
Class A	4 .04%	3.95%
Class B	3 .35	N/A
Class C	3 .36	N/A
Class Y	4 .27	N/A

STANDARDIZED YIELDS

For the 30 Days Ended 3/31/15

Class A	3.20%
Class B	2.52
Class C	2.53
Class Y	3.51

TAXABLE EQUIVALENT YIELDS As of 3/31/15
Class A	5.30%
Class B	4.17
Class C	4.19
Class Y	5.81

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 3/31/15

	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OPITX)	11/11/86	1.33%	3.74%	4.05%	3.66%	5.56%
Class B (OIMBX)	9/11/95	0.96	2.96	3.20	3.16	4.46
Class C (OITCX)	12/1/93	0.96	2.98	3.26	2.87	3.83
Class Y (OPIYX)	1/31/11	1.46	4.07	N/A	N/A	4.98

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 3/31/15

	Inception Date	6-Month	1-Year	5-Year	10-Year	Since Inception
Class A (OPITX)	11/11/86	-0.95%	1.40%	3.57%	3.42%	5.47%
Class B (OIMBX)	9/11/95	-3.02	-1.03	3.02	3.16	4.46
Class C (OITCX)	12/1/93	-0.03	1.98	3.26	2.87	3.83
Class Y (OPIYX)	1/31/11	1.46	4.07	N/A	N/A	4.98

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns for periods of less than one year are not annualized. Returns do not consider capital gains or income taxes on an individual’s investments. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of

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2.25%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C, the contingent deferred sales charge of 1% for the 1-year period. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%. There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion.

The Fund’s performance is compared to the performance of the Barclays Municipal 5 Year (4-6) Index, which is an index of a broad range of investment-grade municipal bonds and is the 4- to 6- year component of the Barclays Municipal Bond Index, itself a measure of the general municipal bond market. Indices are unmanaged and cannot be purchased by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the index. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

Distribution yields for Class A shares are based on dividends of $0.048 for the 28-day accrual period ended March 24, 2015. The yield without sales charge for Class A shares is calculated by dividing annualized dividends by the Class A net asset value on March 24, 2015; for the yield with sales charge, the denominator is the Class A maximum offering price on that date. Distribution yields for Class B, C and Y are annualized based on dividends of $0.0397, $0.0398 and $0.0507, respectively, for the 28-day accrual period ended March 24, 2015, and on the corresponding net asset values on that date.

Standardized yield is based on the Fund’s net investment income for the 30-day period ended March 31, 2015, and either that date’s maximum offering price (for Class A shares) or net asset value (for the other classes). Each result is compounded semiannually and annualized. Falling share prices artificially increase yields.

The average distribution yield in this Fund’s Lipper category was calculated based on the distributions and the final net asset values (NAVs) of the reporting period for the funds in each category. The average yield at NAV in Lipper’s Short Intermediate Municipal Debt Funds category is based on 55 NAVs, one for each class of each fund in the category; a fund can have up to 4 classes. Lipper yields do not include sales charges – which, if included, would reduce results.

Taxable equivalent yield is based on the standardized yield and the 2015 top federal tax rate of 39.6%. Calculations factor in the 3.8% tax on unearned income under the Patient Protection and Affordable Care Act, as applicable. A portion of the Fund’s distributions may be subject to tax; distributions may also increase an investor’s exposure to the alternative minimum tax. Capital gains distributions are taxable as capital gains. Tax treatments of the Fund’s distributions and capital gains may vary by state; investors should consult a tax advisor to determine if the Fund is appropriate for them. Each result is compounded semiannually and annualized. Falling share prices artificially increase yields. This Report must be preceded or accompanied by a Fund prospectus.

The average yields for AAA-rated municipal securities are provided by Municipal Market Advisors (MMA) and are based on its benchmark of general obligation bonds structured with a 5% coupon. The MMA 5% benchmark is constructed using yields from the leading

13      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

underwriters, who represent a significant percentage of the primary activity of the top 10 underwriters and therefore the total issuance.

Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

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Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2015.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended March 31, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Actual	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During 6 Months Ended March 31, 2015
Class A	$1,000.00	$1,013.30	$4.48
Class B	1,000.00	1,009.60	8.30
Class C	1,000.00	1,009.60	8.30
Class Y	1,000.00	1,014.60	3.27

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.49	4.49
Class B	1,000.00	1,016.70	8.33
Class C	1,000.00	1,016.70	8.33
Class Y	1,000.00	1,021.69	3.28

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2015 are as follows:

Class	Expense Ratios
Class A	0.89%
Class B	1.65
Class C	1.65
Class Y	0.65

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

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STATEMENT OF INVESTMENTS March 31, 2015 Unaudited

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Municipal Bonds and Notes—106.6%
Alabama—1.2%
$15,000	AL HFA (Single Family Mtg.)[1]	5.000%	10/01/2025	04/01/2016	A	$15,279
2,290,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.250	11/15/2020	11/15/2015	A	2,334,403
1,000,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	5.200	06/01/2025	06/01/2015	A	1,004,900
3,975,000	Fairfield, AL GO	6.000	06/01/2031	12/11/2021	A	4,416,503
7,470,000	Huntsville, AL Health Care Authority, Series A1	5.500	06/01/2025	06/01/2020	A	8,725,483
7,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	04/30/2015	A	7,738,605
345,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000	01/01/2024	04/30/2015	A	345,252
4,725,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	04/30/2015	A	4,735,206
8,110,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	04/30/2015	A	8,131,573
100,000	Jefferson County, AL Limited Obligation School Warrant[1]	4.750	01/01/2025	04/30/2015	A	100,039
460,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	04/30/2015	A	461,987
50,000	Mobile, AL Limited Obligation Tax[1]	5.500	02/15/2023	04/30/2015	A	50,120
25,000	Spring Hill College, AL Educational Building Authority (Spring Hill College)[1]	5.200	09/01/2023	04/30/2015	A	25,022
25,000	Talladega County, AL GO1	5.250	01/01/2029	04/30/2015	A	25,057
						38,109,429

Alaska—0.0%
630,000	AK Industrial Devel. & Export Authority (Snettisham)[1]	5.500	01/01/2017	04/30/2015	A	632,073
55,000	AK International Airports	5.000	10/01/2024	04/30/2015	A	55,210
25,000	AK International Airports	5.000	10/01/2024	04/30/2015	A	25,095
						712,378

Arizona—2.1%
7,360,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2027	01/01/2018	A	7,999,290
4,540,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2026	01/01/2018	A	5,006,530
6,995,000	Glendale, AZ Municipal Property Corp.[1]	5.000	07/01/2030	01/01/2018	A	7,586,847
7,670,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2028	01/01/2018	A	8,349,178
3,635,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2023	01/01/2018	A	3,978,471
3,470,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2022	01/01/2018	A	3,805,757
4,380,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2025	01/01/2018	A	4,830,089
4,220,000	Glendale, AZ Municipal Property Corp.	5.000	07/01/2024	01/01/2018	A	4,618,748
1,000,000	Glendale, AZ Transportation Excise Tax[1]	5.000	07/01/2025	07/01/2017	A	1,096,640
1,375,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)[1]	6.750	10/01/2031	04/30/2015	A	1,376,389
2,815,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	3,025,478

17      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Arizona (Continued)
$940,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)[1]	7.750%	07/01/2021	07/01/2015	A	$949,071
35,000	Maricopa County, AZ IDA (Phoenix West Prison)[1]	5.000	07/01/2016	07/01/2015	A	35,259
485,000	Phoenix, AZ IDA (Gourmet Boutique West)[1]	5.500	11/01/2017	11/04/2016	B	411,086
8,425,000	Pima County, AZ IDA (Arizona Charter School)	5.375	07/01/2031	07/01/2023	A	8,896,968
1,455,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)[1]	5.450	12/01/2017	12/14/2016	B	1,491,215
500,000	Tucson, AZ Airport Authority	5.350	06/01/2031	04/30/2015	A	501,870
55,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.250	07/01/2038	07/01/2016	A	55,668
						64,014,554

Arkansas—0.0%
30,000	AR Devel. Finance Authority (Biosciences Institute College)[1]	5.125	12/01/2028	04/30/2015	A	30,000
165,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800	12/01/2020	04/30/2015	A	165,482
50,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	5.625	01/01/2035	01/01/2016	A	50,893
						246,375

California—12.0%
1,300,000	Alameda, CA Corridor Transportation Authority[1]	5.450	10/01/2025	10/01/2017	A	1,432,652
2,500,000	Alameda, CA Corridor Transportation Authority[1]	5.400	10/01/2024	10/01/2017	A	2,752,050
3,000,000	Antelope Valley, CA Healthcare District[1]	5.200	01/01/2020	04/30/2015	A	3,010,740
2,365,000	Apple Valley, CA Public Financing Authority (Town Hall Annex)[1]	5.000	09/01/2027	09/01/2017	A	2,574,042
470,000	CA Communities Transportation Revenue COP	5.000	06/01/2022	06/01/2022		550,826
145,000	CA Communities Transportation Revenue COP	5.000	06/01/2021	06/01/2021		168,465
425,000	CA Communities Transportation Revenue COP	5.000	06/01/2020	06/01/2020		487,615
4,270,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	04/30/2015	A	4,270,854
135,000	CA County Tobacco Securitization Agency (TASC)	6.000	06/01/2042	04/30/2015	A	135,023
280,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	06/01/2015	A	280,146
9,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	04/30/2015	A	9,001,890
1,610,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	04/30/2015	A	1,610,097

18      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875%	06/01/2043	04/30/2015	A	$2,505,501
1,005,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625	06/01/2023	04/30/2015	A	1,005,241
27,000,000	CA GO	5.000	10/01/2029	04/01/2018	A	30,039,660
3,620,000	CA GO1	6.500	04/01/2033	04/01/2019	A	4,394,028
2,360,000	CA GO1	5.375	06/01/2026	06/01/2015	A	2,380,060
5,765,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	6,011,684
1,550,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	05/18/2015	A	1,555,921
100,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	04/30/2015	A	100,487
50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[2]	5.750	11/15/2031	09/30/2027	A	60,011,000
1,180,000	CA HFA (Home Mtg.)[1]	4.625	02/01/2016	02/01/2016		1,204,249
2,835,000	CA HFA (Home Mtg.)[1]	5.000	02/01/2042	08/01/2015	A	2,942,333
415,000	CA HFA (Home Mtg.)[1]	4.350	08/01/2017	02/01/2017	A	430,172
4,085,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	08/01/2016	A	4,214,903
50,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	02/01/2018	A	52,262
3,000,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2028	08/01/2017	A	3,072,810
1,050,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	A	1,084,713
805,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	02/01/2016	A	821,285
230,000	CA HFA (Home Mtg.)[1]	5.500	02/01/2042	02/01/2016	A	235,918
2,000,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2016	08/01/2016		2,065,460
10,000	CA HFA (Home Mtg.)[1]	4.550	08/01/2021	02/01/2016	A	10,120
3,000,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2026	02/01/2016	A	3,023,820
10,000	CA HFA (Home Mtg.)[1]	4.300	02/01/2016	02/01/2016		10,222
2,220,000	CA HFA (Multifamily Hsg.)[1]	6.000	02/01/2038	04/30/2015	A	2,278,009
115,000	CA HFA (Multifamily Hsg.)[1]	5.950	08/01/2028	04/30/2015	A	115,337
940,000	CA HFA (Multifamily Hsg.), Series A1	5.200	08/01/2022	04/30/2015	A	950,932
12,990,000	CA HFA (Multifamily Hsg.), Series B1	5.400	08/01/2028	04/30/2015	A	13,302,020
2,000,000	CA HFA, Series A1	4.850	08/01/2026	08/01/2015	A	2,005,580
285,000	CA HFA, Series B1	4.800	02/01/2023	08/01/2017	A	295,086
630,000	CA HFA, Series C1	5.750	08/01/2030	02/01/2016	A	656,813
985,000	CA Public Works[1]	6.625	11/01/2034	05/08/2016	A	989,157
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,788,870
4,500,000	CA Public Works (Dept. of General Services)	5.000	12/01/2027	04/30/2015	A	4,528,665
625,000	CA Public Works (Judicial Council)	5.000	03/01/2025	03/01/2023	A	745,506
600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	10/01/2019	A	713,874
70,000	CA Public Works (Various Community Colleges)	5.200	09/01/2017	04/30/2015	A	70,288
2,340,000	CA Statewide CDA (Bakersfield Reassessment District)[1]	5.000	09/02/2022	07/03/2020	B	2,517,653
245,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	04/30/2015	A	245,037

19      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$10,000	CA Veterans GO, Series BZ1	5.350%	12/01/2021	04/30/2015	A	$10,029
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	257,413
350,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	04/30/2015	A	351,064
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	2,101,840
3,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	3,152,760
4,760,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000	11/01/2021	11/09/2018	A	5,795,062
2,245,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	10/01/2015	A	2,295,423
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.500	09/01/2032	04/30/2015	A	2,533,050
5,155,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	09/01/2015	A	5,254,646
165,000	Fresno, CA Joint Powers Financing Authority	5.500	06/01/2015	04/30/2015	A	165,742
4,785,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2023	09/01/2015	A	4,874,575
4,790,000	Fullerton, CA Public Financing Authority[1]	5.000	09/01/2022	09/01/2015	A	4,879,669
2,750,000	Huntington Park, CA Pulic Financing Authority	5.000	09/01/2022	04/30/2015	A	2,814,762
1,000,000	Los Angeles County, CA Public Works Financing Authority[1]	5.000	09/01/2024	09/01/2016	A	1,067,110
1,930,000	Los Angeles, CA Dept. of Airports (Ontario International Airport)[1]	5.000	05/15/2023	05/15/2016	A	2,024,454
3,780,000	Los Angeles, CA Multifamily Hsg. (LA Colorado Terrace)	5.200	11/20/2032	05/20/2015	A	3,828,649
6,750,000	Los Angeles, CA Unified School District COP	5.000	10/01/2024	10/01/2022	A	8,105,670
2,000,000	Los Angeles, CA Unified School District COP (Headquarters Building)	5.000	10/01/2022	10/01/2022		2,436,940
7,795,000	Los Angeles, CA Unified School District COP (Headquarters Building)	5.000	10/01/2023	10/01/2022	A	9,432,807
155,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2028	09/01/2015	A	156,426
3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300	10/01/2030	04/30/2015	A	3,826,685
1,600,000	Mountain House, CA Public Financing Authority Unity System[1]	5.000	12/01/2027	12/01/2017	A	1,693,840
2,065,000	Mountain House, CA Public Financing Authority Utility System[1]	5.000	12/01/2032	12/01/2017	A	2,164,595
4,155,000	Mountain House, CA Public Financing Authority Utility System[1]	5.200	12/01/2032	10/23/2017	A	4,378,248
1,080,000	North City, CA West School Facilities Financing Authority Special Tax	5.000	09/01/2025	09/01/2022	A	1,272,121
605,000	North City, CA West School Facilities Financing Authority Special Tax	5.000	09/01/2026	09/01/2022	A	705,908

20      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$310,000	Northern, CA Inyo County Local Hospital District[1]	6.000%	12/01/2021	05/26/2019	A	$357,421
250,000	Oakland, CA Building Authority (Elihu M Harris)	5.000	04/01/2017	04/30/2015	A	251,000
5,455,000	Oakland, CA Unified School District[1]	5.000	08/01/2025	08/01/2015	A	5,522,260
1,000,000	Oakland, CA Unified School District	5.500	08/01/2032	08/01/2022	A	1,149,230
9,275,000	Oakland, CA Unified School District	5.250	08/01/2024	04/30/2015	A	9,311,729
1,215,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500	09/02/2020	09/02/2015	A	1,251,535
2,000,000	Oxnard, CA Financing Authority Wastewater[1]	5.000	06/01/2029	06/01/2024	A	2,294,240
1,275,000	Pacifica, CA COP[1]	5.000	01/01/2022	01/01/2016	A	1,342,192
50,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)	5.500	01/01/2028	04/30/2015	A	50,199
90,000	Palmdale, CA COP (Park Improvement and Avenue South Construction)[1]	5.000	09/01/2032	04/30/2015	A	90,130
1,500,000	Paramount, CA Redevel. Agency Tax Allocation	5.000	08/01/2023	04/30/2015	A	1,505,625
125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750	10/01/2035	10/01/2018	A	143,524
940,000	Rancho Cucamonga, CA Public Finance Authority	5.000	09/01/2024	09/01/2015	A	976,557
2,000,000	Redding, CA Redevel. Agency Tax Allocation (Canby-Hilltop-Cyprus Redevel.)	5.000	09/01/2022	04/30/2015	A	2,007,500
300,000	Riverside County, CA Public Financing Authority COP[1]	5.750	05/15/2019	06/26/2017	B	277,101
170,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	03/02/2019	B	183,931
40,000	Rocklin, CA Unified School District Community District No. 1[1]	4.625	09/01/2018	04/30/2015	A	40,120
2,000,000	Rowland, CA Unified School District[1]	5.000	08/01/2028	08/01/2015	A	2,029,960
5,000,000	Sacramento County, CA Airport System[1]	5.750	07/01/2024	07/01/2018	A	5,680,150
5,785,000	Sacramento County, CA COP[1]	5.000	02/01/2031	02/01/2016	A	5,974,343
5,395,000	Sacramento County, CA COP (Juvenile Courthouse)	5.000	12/01/2034	04/30/2015	A	5,414,800
25,000	Sacramento County, CA COP (Public Facilities)	4.400	06/01/2019	04/30/2015	A	25,085
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		11,810
25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2019	10/01/2019		28,974
600,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		708,576
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		269,327
125,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		150,493
1,000,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		1,197,010

21      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
California (Continued)
$50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750%	10/01/2018	10/01/2018		$56,625
150,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2017	10/01/2017		165,740
22,500,000	San Francisco, CA City & County Airports Commission	5.500	05/01/2027	05/01/2018	A	24,988,950
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)	6.125	01/01/2027	04/30/2015	A	426,955
500,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	08/01/2017	A	542,880
2,450,000	San Marcos, CA Public Facilities Authority[1]	5.000	08/01/2026	08/01/2015	A	2,486,701
1,760,000	San Marcos, CA Public Facilities Authority[1]	5.000	09/01/2030	09/01/2017	A	1,898,653
100,000	Saugus, CA Union School District Special Tax	4.625	09/01/2025	09/01/2015	A	103,650
185,000	Saugus, CA Union School District Special Tax	4.375	09/01/2023	09/01/2015	A	191,760
200,000	Saugus, CA Union School District Special Tax	4.250	09/01/2022	09/01/2015	A	207,370
125,000	Saugus, CA Union School District Special Tax	4.500	09/01/2024	09/01/2015	A	129,551
695,000	Sierra Sands, CA Unified School District[1]	5.500	11/01/2029	11/01/2018	A	793,454
1,500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250	09/01/2029	09/01/2019	A	1,797,915
17,090,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	04/30/2015	A	17,091,880
110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375	09/01/2021	08/31/2015	A	109,992
6,615,000	Val Verde, CA Unified School District[1]	5.500	08/01/2033	08/01/2018	A	7,466,086
1,000,000	Washington Township, CA Health Care District[1]	5.250	07/01/2029	04/30/2015	A	1,002,900
3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)[1]	5.000	06/01/2030	06/01/2016	A	3,275,680
						371,210,128

Colorado—1.1%
1,975,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	2,013,216
3,770,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	3,842,950
7,675,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	7,823,511
3,580,000	CO E-470 Public Highway Authority[1]	5.500	09/01/2024	09/01/2015	A	3,649,273
1,175,000	CO Health Facilities Authority (AHSSunbelt / ABH / AGH / AHSGA / AHH / CVH&OCC / Fhosp / FHW / FHZ / JCH / MHSys / MH / MHFlagler / MHWV / MAH / PAHS / SMMC / SVHC Obligated Group)[1]	5.125 [3]	11/15/2025	11/15/2016	A	1,261,069
2,000,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500	05/15/2028	05/08/2018	A	2,220,420

22      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Colorado (Continued)
$3,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000%	01/15/2034	07/15/2020	A	$4,494,867
125,000	Denver, CO City & County Airport[1]	5.000	11/15/2018	11/15/2015	A	128,751
265,000	Denver, CO City & County Airport	6.125	11/15/2025	04/30/2015	A	266,322
1,410,000	Denver, CO City & County Airport	5.000	11/15/2023	11/15/2022	A	1,654,170
1,750,000	Denver, CO City & County Airport	5.000	11/15/2026	11/15/2022	A	2,021,495
3,000,000	Denver, CO Convention Center Hotel Authority[1]	5.250	12/01/2021	11/01/2016	A	3,186,750
						32,562,794

Connecticut—0.1%
335,000	CT H&EFA (Hospital for Special Care/HSC Community Services/Foundation of Special Care Obligated Group)[1]	5.250	07/01/2027	07/01/2017	A	349,891
1,330,000	CT H&EFA (HRANB/ESRCGW/GSCCC Obligated Group)[1]	5.000	07/01/2036	07/01/2016	A	1,407,153
2,210,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2020	04/30/2015	A	2,231,415
						3,988,459

Delaware—0.0%
50,000	DE Health Facilities Authority (Beebe Medical Center)[1]	5.000	06/01/2024	06/01/2015	A	50,117

District of Columbia—3.3%
200,000	District of Columbia (James F. Oyster Elementary School)[1]	6.450	11/01/2034	04/30/2015	A	200,054
2,915,000	District of Columbia (United Negro College Fund)[1]	6.875	07/01/2040	07/01/2020	A	3,587,082
3,700,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000	10/01/2030	10/01/2022	A	3,905,202
100,000	District of Columbia Tax Increment (Mandarin Oriental Hotel)	5.250	07/01/2022	04/30/2015	A	100,416
24,435,000	District of Columbia Tobacco Settlement Financing Corp.	6.750	05/15/2040	04/30/2015	A	24,439,154
43,960,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	08/08/2021	B	56,239,347
6,285,000	District of Columbia Tobacco Settlement Financing Corp.	6.250	05/15/2024	04/30/2015	A	6,286,069
5,970,000	Metropolitan Washington D.C. Airport Authority[1]	5.000	10/01/2032	10/01/2016	A	6,318,170
						101,075,494

Florida—7.8%
1,990,000	Arborwood, FL Community Devel. District (Centex Homes)[1,4]	5.250	05/01/2016	05/01/2016		1,979,393
810,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000	04/01/2028	04/01/2023	A	911,128
570,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000	04/01/2029	04/01/2023	A	632,991

23      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$970,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000%	04/01/2026	04/01/2023	A	$1,116,024
1,545,000	Broward County, FL Fuel System (Ft. Lauderdale Fuel Facilities)	5.000	04/01/2027	04/01/2023	A	1,754,239
245,000	Broward County, FL HFA	5.400	10/01/2038	04/01/2016	A	246,553
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750 [3]	10/01/2045	04/01/2016	A	45,955
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.650	11/01/2022	04/30/2015	A	20,040
20,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700	11/01/2029	04/30/2015	A	20,032
725,000	Broward County, FL HFA (Pembroke Villas)[1]	5.550	01/01/2023	04/30/2015	A	727,762
1,690,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2024	09/01/2017	A	1,754,896
2,465,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.750	09/01/2025	09/01/2017	A	2,557,585
2,030,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2023	09/01/2017	A	2,115,361
2,160,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2021	09/01/2017	A	2,265,149
1,895,000	Cape Coral, FL Utility Improvement Assessment (Southwest 5 & Surfside Areas)[1]	4.500	09/01/2022	09/01/2017	A	1,979,972
30,000	Celebration, FL Community Devel. District[1]	5.000	05/01/2022	04/30/2015	A	30,060
55,000	Celebration, FL Community Devel. District[1]	5.000	05/01/2020	04/30/2015	A	55,133
550,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950	11/01/2027	04/30/2015	A	550,654
380,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000	11/01/2032	04/30/2015	A	380,418
770,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	04/30/2015	A	770,909
70,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.900	11/01/2022	04/30/2015	A	70,119
60,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.650	09/01/2017	04/30/2015	A	60,179
130,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	04/30/2015	A	130,276
230,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750	09/01/2029	04/30/2015	A	230,377
1,035,000	East Homestead, FL Community Devel. District	4.125	11/01/2023	01/14/2020	A	1,038,560
755,000	East Homestead, FL Community Devel. District[1]	7.250	05/01/2021	05/01/2021		816,079

24      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$600,000	Escambia County, FL Environmental Improvement (International Paper Company)[1]	5.000%	08/01/2026	04/30/2015	A	$600,696
11,965,000	Escambia County, FL Environmental Improvement (International Paper Company)[1]	5.750	11/01/2027	04/30/2015	A	11,979,358
3,985,000	Escambia County, FL Health Facilities Authority[1,4]	5.950	07/01/2020	08/29/2018	B	4,254,904
30,000	FL Agriculture & Mechanical University	5.300	07/01/2017	04/30/2015	A	30,124
10,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	08/01/2015	A	10,161
1,000,000	FL HEFFA (Nova Educational Facilities)	5.000	04/01/2022	04/01/2022		1,149,780
500,000	FL HEFFA (Nova Educational Facilities)	5.000	04/01/2020	04/01/2020		564,560
150,000	FL HFA[1]	6.300	09/01/2036	04/30/2015	A	150,213
30,000	FL HFA (Grand Court Apartments)[1]	5.300	08/15/2031	04/30/2015	A	30,037
25,000	FL HFA (Homeowner Mtg.)[1,4]	5.900	07/01/2029	04/30/2015	A	25,158
25,000	FL HFA (Landings at Sea Forest)[1]	5.850	12/01/2018	04/30/2015	A	25,043
215,000	FL HFA (Landings at Sea Forest)[1]	6.050	12/01/2036	04/30/2015	A	215,277
110,000	FL HFA (Spinnaker Cove Apartments)[1]	6.375	07/01/2026	04/30/2015	A	110,161
75,000	FL HFA (Stoddert Arms Apartments)[1]	6.300	09/01/2036	04/30/2015	A	75,106
10,000	FL HFA (Windchase Apartments)	5.750	12/01/2017	04/30/2015	A	10,016
145,000	FL HFA (Windchase Apartments)[1]	6.000	06/01/2039	04/30/2015	A	145,159
60,000	FL HFA (Windchase Apartments)[1]	6.000	06/01/2039	04/30/2015	A	60,071
65,000	FL HFA (Windchase Apartments), Series C1	5.900	12/01/2027	04/30/2015	A	65,075
420,000	FL HFA (Worthington Apartments)[1]	6.200	12/01/2035	04/30/2015	A	420,567
5,000	FL HFA (Worthington Apartments)	5.950	12/01/2015	04/30/2015	A	5,011
320,000	FL HFA (Worthington Apartments)[1]	6.050	12/01/2025	04/30/2015	A	320,413
45,000	FL HFC (Grande Court Apartments)[1]	5.375	02/15/2035	04/30/2015	A	45,491
15,000	FL HFC (Grande Court Apartments)[1]	5.250	08/15/2026	04/30/2015	A	15,023
825,000	FL HFC (Homeowner Mtg.)[1]	5.200	07/01/2028	07/01/2016	A	843,571
110,000	FL HFC (Peacock Run Apartments)[1]	5.400	08/01/2042	04/30/2015	A	110,111
10,000	FL HFC (Pinnacle Lakes Apartments)[1]	5.250	08/15/2028	04/30/2015	A	10,014
5,910,000	FL HFC (Valencia Trace of Orlando)[1]	5.450	12/01/2035	04/30/2015	A	5,968,982
295,000	FL HFC (Westwood Apartments)[1]	5.450	02/01/2041	04/30/2015	A	295,310
35,000	FL HFC (Woodridge Apartments)[1]	6.000	10/01/2039	04/30/2015	A	35,038
265,000	FL HFC (Woodridge Apartments)[1]	5.850	10/01/2033	04/30/2015	A	265,265
70,000	FL HFC (Woods Vero Beach)[1]	5.900	10/01/2039	04/30/2015	A	70,073
220,000	FL HFC (Woods Vero Beach)[1]	5.800	10/01/2027	04/30/2015	A	221,111
45,000	FL HFC (Woods Vero Beach)[1]	5.750	10/01/2024	04/30/2015	A	45,073
345,000	FL Mid-Bay Bridge Authority[1]	5.000	10/01/2027	10/01/2018	A	377,837
10,000	FL Municipal Loan Council[1]	5.000	11/01/2026	04/30/2015	A	10,020
8,480,000	Fort Pierce, FL Redevel. Agency[1]	5.000	05/01/2031	05/01/2016	A	8,636,456
435,000	Halifax, FL Hospital Medical Center[1]	5.375	06/01/2031	06/01/2018	A	479,113
1,640,000	Halifax, FL Hospital Medical Center[1]	5.250	06/01/2026	06/01/2016	A	1,705,961
230,000	Hamal, FL Community Devel. District[1]	4.750	05/01/2031	05/01/2016	A	234,869
15,000	Hialeah Gardens, FL Health Facilities Authority (CHS/SJRNC/VMNRC Obligated Group)[1]	5.250	08/15/2031	08/15/2017	A	15,990

25      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC/VMNRC/SJR/CHFTEH/SANC Obligated Group)[1]	5.250%	08/15/2024	08/15/2017	A	$3,773,805
15,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	04/30/2015	A	15,041
7,815,000	Hillsborough County, FL School Board[1]	4.750	10/01/2022	10/01/2015	A	7,904,169
7,000,000	Hillsborough County, FL School Board[1]	4.750	10/01/2021	10/01/2015	A	7,085,190
4,165,000	Hillsborough County, FL School Board[1]	5.000	10/01/2020	10/01/2015	A	4,226,559
10,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	06/01/2016	A	10,926,958
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	06/01/2016	A	2,997,620
10,000,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.750	10/01/2024	10/01/2015	A	10,153,000
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	10/01/2015	A	3,703,373
5,525,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2026	11/01/2017	A	6,161,812
4,000,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2028	11/01/2017	A	4,439,400
6,045,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2021	11/01/2017	A	6,791,134
7,200,000	Jacksonville, FL Port Authority[1]	5.750	11/01/2024	11/01/2017	A	8,055,288
2,000,000	Jacksonville, FL Sales Tax (Better Jacksonville)	5.000	10/01/2026	10/01/2022	A	2,359,100
2,800,000	Jacksonville, FL Transit	5.000	10/01/2027	10/01/2022	A	3,314,360
2,770,000	Lake County, FL School Board[1]	5.000	06/01/2018	06/01/2015	A	2,792,299
6,420,000	Lee County, FL Solid Waste System[1]	5.000	10/01/2020	10/01/2016	A	6,781,510
3,870,000	Manatee County, FL School Board COP[1]	5.000	07/01/2025	07/01/2017	A	4,200,653
150,000	Miami Beach, FL Water & Sewer	5.750	09/01/2025	04/30/2015	A	155,603
5,740,000	Miami, FL (Homeland Defense)[1]	5.000	01/01/2026	01/01/2017	A	6,052,830
5,055,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2026	02/01/2021	A	5,853,134
4,180,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2028	02/01/2021	A	4,847,295
4,000,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2029	02/01/2021	A	4,612,160
5,355,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2027	02/01/2021	A	6,157,233
4,500,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2025	02/01/2021	A	5,234,175
25,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1,4]	5.300	10/01/2036	04/30/2015	A	25,135
20,000	Miami-Dade County, FL HFA (Villa Esperanza Apartments)[1]	5.400	10/01/2033	04/30/2015	A	20,012
6,500,000	Miami-Dade County, FL School Board COP[1]	5.000	11/01/2031	11/01/2016	A	6,958,250
100,000	Miami-Dade County, FL Special Obligation (Juvenile Courthouse)	5.000	04/01/2032	04/30/2015	A	100,362
50,000	Orange County, FL Tourist Devel. Tax Revenue[1]	5.000	10/01/2028	10/01/2015	A	51,117
1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2023	04/01/2022	A	1,237,164
1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2022	04/01/2022		1,728,681
1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250	11/01/2023	11/01/2017	A	1,276,704
45,000	Osceola County, FL IDA (Canoe Creek Charter School)[1]	5.125	08/01/2032	04/30/2015	A	45,041

26      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Florida (Continued)
$35,000	Palm Beach County, FL Health Facilities Authority (Harbours Edge)[1]	6.000%	11/15/2024	04/30/2015	A	$35,072
100,000	Palm Beach County, FL HFA (Riverview House)[1]	5.250	09/01/2031	04/30/2015	A	100,500
10,000	Palm Beach County, FL HFA (Riverview House)[1]	5.150	09/01/2019	04/30/2015	A	10,022
200,000	Palm Beach County, FL School Board[1]	5.000	08/01/2020	08/01/2015	A	203,208
500,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.250	08/01/2016	08/01/2016		513,950
1,170,000	Panama City Beach, FL Capital Improvement (Front Beach Road)[1]	5.000	11/01/2031	11/01/2016	A	1,254,228
850,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	04/30/2015	A	851,428
30,000	Pasco County, FL HFA (Pasco Woods)[1]	5.700	08/01/2019	04/30/2015	A	30,074
1,225,000	Pembroke Harbor, FL Community Devel. District Special Assessment[1]	7.000	05/01/2038	04/30/2015	A	1,241,660
680,000	Poinciana, FL West Community Devel. District[1,4]	5.875	05/01/2022	01/08/2017	A	701,236
3,005,000	Polk County, FL HFA (Wilmington Apartments)[1]	5.000	07/01/2033	04/30/2015	A	3,072,462
3,100,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2033	07/01/2017	A	3,352,061
3,335,000	Port St. Lucie, FL Special Assessment (Southwest Annexation District)[1]	5.000	07/01/2027	07/01/2017	A	3,619,942
25,000	Quincy, FL Utilities[1]	5.000	10/01/2029	04/30/2015	A	25,025
249,785	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	162,335
10,025,000	Seminole Tribe, FL Special Obligation[1]	5.750	10/01/2022	10/01/2017	A	10,837,727
805,000	South Fork, FL Community Devel. District Special Assessment[1]	6.150	05/01/2033	05/01/2015	A	806,111
360,000	South-Dade, FL Venture Community Devel. District	4.250	05/01/2020	05/01/2020		384,545
2,250,000	Sumter Landing, FL Community Devel. District[1]	5.000	10/01/2020	10/01/2015	A	2,281,838
3,940,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)	6.375	12/01/2030	04/30/2015	A	3,955,602
4,515,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)	6.250	12/01/2020	04/30/2015	A	4,534,956
20,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	04/30/2015	A	20,098
550,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)[1]	6.500	08/01/2017	04/30/2015	A	550,330
120,000	Village, FL Community Devel. District[1,4]	7.625	05/01/2017	05/01/2015	A	120,634
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[5]	5.125	05/01/2013	05/01/2013		293,970
138,844	Watergrass, FL Community Devel. District Special Assessment[1]	6.960	11/01/2017	11/01/2017		133,039
						241,020,262

27      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Georgia—1.4%
$810,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300%	05/15/2026	04/30/2015	A	$811,369
1,100,000	Atlanta, GA Airport	5.000	01/01/2026	01/01/2022	A	1,265,374
1,000,000	Atlanta, GA Airport	5.000	01/01/2027	01/01/2022	A	1,141,020
1,000,000	Atlanta, GA Airport	5.000	01/01/2025	01/01/2022	A	1,159,740
40,000	Atlanta, GA GO1	5.000	12/01/2016	06/09/2016	B	41,947
350,000	Atlanta, GA Water & Wastewater Authority[1]	6.250	11/01/2039	11/01/2019	A	427,560
220,000	Atlanta, GA Water & Wastewater Authority[1]	6.000	11/01/2028	11/01/2019	A	266,310
9,000,000	Burke County, GA Devel. Authority (Oglethorpe Power Corp.)[1]	5.700	01/01/2043	01/01/2018	A	9,834,210
7,005,000	East Point, GA (Camp Creek), Series B1	8.000	02/01/2026	04/30/2015	A	7,024,684
11,515,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	12,651,761
45,000	GA Hsg. & Finance Authority (Single Family Mtg.)[1]	5.000	12/01/2026	12/01/2015	A	45,503
140,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	04/30/2015	A	140,545
10,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2023	04/30/2015	A	10,038
100,000	GA Private Colleges & University Authority (Emory University)[1]	5.000	09/01/2019	09/01/2015	A	102,003
1,600,000	GA Private Colleges & University Authority (Mercer University)	5.250	10/01/2027	10/01/2022	A	1,816,880
115,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	04/30/2015	A	115,390
1,950,000	Randolph County, GA GO4	5.000	04/01/2022	03/28/2020	B	2,178,657
5,000,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.000	08/01/2030	04/30/2015	A	5,004,950
55,000	Tift County, GA Devel. Authority (First ABAC Obligated Group)	5.000	09/01/2023	04/30/2015	A	55,219
						44,093,160

Hawaii—0.4%
480,000	HI Harbor System, Series A1	5.250	01/01/2018	01/01/2016	A	496,786
11,810,000	HI Hsg. & Community Devel. Corp. (Rent Hsg. System)[1]	4.600	07/01/2025	04/30/2015	A	12,070,174
						12,566,960

Idaho—0.0%
20,000	ID Health Facilities Authority (Gritman Medical Center)[1]	5.100	06/01/2028	04/30/2015	A	20,054
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.550	07/01/2016	04/30/2015	A	10,034
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750	07/01/2016	04/30/2015	A	5,017
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.200	07/01/2030	04/30/2015	A	5,006
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.625	07/01/2015	04/30/2015	A	5,018

28      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Idaho (Continued)
$10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.800%	01/01/2021	04/30/2015	A	$10,081
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2020	04/30/2015	A	5,011
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.750	01/01/2031	04/30/2015	A	5,024
15,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	6.000	07/01/2029	04/30/2015	A	15,113
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-2[1]	6.200	07/01/2028	04/30/2015	A	5,014
35,000	ID Water Resource Board (United Waterworks)	5.000	09/01/2031	04/30/2015	A	35,117
130,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[1]	6.450	08/01/2032	04/30/2015	A	130,272
						250,761

Illinois—16.5%
275,000	Bedford Park, IL Tax[1]	5.125	12/30/2018	12/30/2015	A	278,941
9,055,000	Bolingbrook, IL GO1	5.000	01/01/2030	01/01/2018	A	9,828,750
14,450,000	Carol Stream, IL Park District	5.500	01/01/2037	01/01/2018	A	15,902,369
17,200,000	Centerpoint, IL Intermodal Center Program	3.690 [3]	06/15/2023	12/16/2015	A	17,220,640
5,170,000	Chicago, IL Board of Education[1]	5.000	12/01/2026	12/01/2017	A	5,560,904
1,000,000	Chicago, IL Board of Education[1]	5.250	12/01/2023	12/01/2018	A	1,039,070
100,000	Chicago, IL Board of Education	5.000	12/01/2022	04/30/2015	A	100,396
3,840,000	Chicago, IL Board of Education[1]	5.000	12/01/2023	12/01/2017	A	3,935,040
2,675,000	Chicago, IL Board of Education[1]	5.250	12/01/2024	12/01/2018	A	2,769,989
5,860,000	Chicago, IL Board of Education[1]	5.250	12/01/2023	12/01/2018	A	6,499,209
32,965,000	Chicago, IL Board of Education[2]	5.250	12/01/2024	11/01/2023	A	36,413,332
9,915,000	Chicago, IL Board of Education[1]	5.000	12/01/2028	12/01/2018	A	10,044,787
4,650,000	Chicago, IL Board of Education[1]	5.000	12/01/2024	12/01/2017	A	5,020,094
15,000	Chicago, IL Building Acquisition COP	5.400	01/01/2018	04/30/2015	A	15,062
350,000	Chicago, IL GO1	5.000	01/01/2024	07/01/2015	A	354,140
200,000	Chicago, IL GO1	5.000	01/01/2022	07/01/2015	A	202,366
175,000	Chicago, IL GO1	5.000	01/01/2027	04/30/2015	A	175,707
70,000	Chicago, IL GO1	5.000	01/01/2025	07/01/2015	A	70,828
19,000,000	Chicago, IL GO1	5.000	01/01/2029	01/01/2017	A	19,807,690
1,005,000	Chicago, IL GO1	5.250	01/01/2037	01/01/2018	A	1,014,125
860,000	Chicago, IL GO1	5.250	01/01/2022	01/01/2018	A	897,935
1,225,000	Chicago, IL GO1	5.000	01/01/2027	01/01/2017	A	1,248,544
205,000	Chicago, IL GO1	5.000	01/01/2022	04/30/2015	A	205,812
3,140,000	Chicago, IL GO1	5.650	01/01/2030	01/01/2016	A	3,270,467
1,075,000	Chicago, IL GO1	5.000	01/01/2023	01/01/2016	A	1,106,540
1,125,000	Chicago, IL GO1	5.000	01/01/2028	07/01/2015	A	1,138,612
750,000	Chicago, IL GO1	5.000	01/01/2026	07/01/2015	A	759,075
10,000,000	Chicago, IL GO1	5.000	01/01/2027	07/01/2015	A	10,121,000
1,750,000	Chicago, IL GO1	5.000	12/01/2021	12/01/2016	A	1,824,515
2,865,000	Chicago, IL GO1	5.000	12/01/2023	12/01/2016	A	2,978,168
6,365,000	Chicago, IL GO1	5.000	01/01/2028	01/01/2016	A	6,536,219
250,000	Chicago, IL GO1	5.000	01/01/2024	01/01/2016	A	257,163
3,000,000	Chicago, IL GO1	5.000	01/01/2025	01/01/2016	A	3,084,810

29      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$15,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500%	12/20/2019	04/30/2015	A	$15,035
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600	01/01/2041	01/01/2016	A	75,881
2,555,000	Chicago, IL O’Hare International Airport	5.250	01/01/2027	04/30/2015	A	2,564,326
34,620,000	Chicago, IL O’Hare International Airport	6.000	01/01/2029	04/30/2015	A	34,773,020
1,000,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2029	01/01/2016	A	1,033,950
15,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2031	04/30/2015	A	15,059
115,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2034	04/30/2015	A	115,161
50,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2030	04/30/2015	A	50,082
7,000,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.000	01/01/2033	01/01/2016	A	7,235,970
22,750,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.000	01/01/2033	01/01/2016	A	23,516,903
5,000	Chicago, IL Single Family Mtg., Series 2007-2I1	5.750	06/01/2039	06/01/2021	A	5,062
1,805,000	Chicago, IL State University (Auxiliary Facilities System)	5.000	12/01/2018	04/30/2015	A	1,814,115
1,818,924	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	05/06/2015	A	1,825,236
1,500,000	Cicero, IL GO	5.000	12/01/2026	12/01/2022	A	1,684,740
1,295,000	Cicero, IL GO	5.000	12/01/2023	12/01/2022	A	1,486,362
1,005,000	Cicero, IL GO	5.000	12/01/2024	12/01/2022	A	1,142,313
725,000	Cicero, IL GO	5.000	12/01/2025	12/01/2022	A	819,199
17,090,000	Cook County, IL GO1	5.250	11/15/2033	11/15/2020	A	19,056,717
4,145,000	Country Club Hills, IL Sales Tax[1]	4.800	12/01/2029	06/01/2016	A	4,205,600
1,400,000	East Dundee, IL Tax Increment (Route 25 South Redevel.)[1]	5.250	12/01/2022	12/01/2021	A	1,409,212
2,750,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)[1]	6.000	11/01/2015	04/30/2015	A	2,755,253
65,000	IL COP	5.800	07/01/2017	04/30/2015	A	65,137
1,200,000	IL COP	6.375	07/01/2017	04/30/2015	A	1,203,084
7,245,000	IL Dept. of Central Management Services COP	6.200	07/01/2017	04/30/2015	A	7,280,645
950,000	IL Devel. Finance Authority (Roosevelt University)[1]	5.250	04/01/2022	04/01/2017	A	985,853
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	04/30/2015	A	23,647,017
90,000	IL Educational Facilities Authority (Robert Morris College)	5.500	06/01/2017	04/30/2015	A	90,340
100,000	IL Educational Facilities Authority (Robert Morris College)	5.375	06/01/2015	04/30/2015	A	100,383

30      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$60,000	IL Finance Authority (Advocate Health Care)[1]	6.250%	11/01/2028	11/01/2018	A	$71,063
2,000,000	IL Finance Authority (Benedictine University)[1]	6.000	10/01/2028	10/01/2018	A	2,215,660
500,000	IL Finance Authority (Lake Forest College)	5.000	10/01/2022	07/03/2019	B	550,395
3,130,000	IL Finance Authority (Little Company of Mary Hospital and Health Care Centers)[1]	5.500	08/15/2031	08/15/2015	A	3,179,172
100,000	IL Finance Authority (NWCH/NWCHC/NWCDSC Obligated Group)[1]	5.375	07/01/2033	07/01/2018	A	109,310
6,350,000	IL Finance Authority (OSF Healthcare System)[1]	5.750	11/15/2033	11/15/2017	A	6,977,444
100,000	IL Finance Authority (Palos Community Hospital/St. George Corp. Obligated Group)[1]	5.000	05/15/2027	05/15/2017	A	106,244
10,980,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[1]	6.125	05/15/2025	05/15/2019	A	12,496,777
335,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )	6.125	05/15/2025	05/15/2019	A	400,717
1,875,000	IL Finance Authority (Presence Health/Provena Senior Services Obligated Group)[1]	6.000	05/01/2028	05/01/2020	A	2,189,325
11,110,000	IL Finance Authority (Provena Health)[1]	7.750	08/15/2034	08/15/2019	A	13,813,507
20,000,000	IL Finance Authority (Rehabilitation Institute of Chicago)	6.500	07/01/2034	07/01/2018	A	22,141,200
170,000	IL Finance Authority (Roosevelt University)[1]	5.400	04/01/2027	04/01/2017	A	175,381
650,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2019	04/01/2017	A	678,230
2,125,000	IL Finance Authority (Roosevelt University)[1]	5.750	04/01/2024	10/01/2019	A	2,371,670
700,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2020	04/01/2017	A	730,681
1,170,000	IL Finance Authority (RUMC/RCMC Obligated Group)[1]	7.250	11/01/2030	11/01/2018	A	1,417,584
2,380,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)[1]	7.250	11/01/2030	11/01/2018	A	2,883,632
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.375	11/01/2029	05/01/2019	A	23,975
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.750	11/01/2024	11/01/2018	A	23,882
8,085,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.625	11/01/2039	05/01/2019	A	9,771,935
2,615,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated Group)[1]	5.500	08/15/2018	03/11/2017	B	2,738,402

31      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$1,600,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated)[1]	6.000%	08/15/2025	08/15/2015	A	$1,634,576
5,075,000	IL Finance Authority (Swedish Covenant Hospital)[1]	5.750	08/15/2029	02/15/2020	A	5,670,095
2,750,000	IL GO	5.000	08/01/2023	08/01/2023		3,130,133
4,970,000	IL GO1	5.000	03/01/2028	04/30/2015	A	4,989,681
1,300,000	IL GO	5.000	08/01/2025	08/01/2022	A	1,436,916
27,000,000	IL GO1	5.250	02/01/2028	02/01/2019	A	29,101,950
20,000	IL GO	5.000	06/01/2020	04/30/2015	A	20,076
7,735,000	IL GO1	5.000	03/01/2019	04/30/2015	A	7,766,095
105,000	IL GO1	5.000	06/01/2027	04/30/2015	A	105,424
125,000	IL GO1	5.000	06/01/2029	12/01/2016	A	129,195
30,000	IL GO1	5.000	09/01/2024	09/01/2015	A	30,460
20,000	IL GO1	5.000	03/01/2034	04/30/2015	A	20,069
1,000,000	IL Hsg. Devel. Authority (Anchor Senior Living/Greenwood Senior Living Obligated Group)[1]	4.700	10/20/2026	04/20/2016	A	1,016,730
50,000	IL Medical District COP[1]	5.125	06/01/2026	04/30/2015	A	50,047
140,000	IL Medical District COP[1]	5.250	06/01/2032	04/30/2015	A	140,140
2,500,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	5.000	12/15/2022	06/15/2017	A	2,716,200
3,785,000	IL Sports Facilities Authority[1]	5.500	06/15/2030	06/15/2015	A	3,862,479
9,215,000	IL Sports Facilities Authority[1]	5.500	06/15/2030	06/15/2015	A	9,397,088
485,000	Lemont, IL GO	4.850	12/01/2016	04/30/2015	A	486,785
25,000	Markham, IL Park District	5.900	12/01/2016	04/30/2015	A	25,080
220,000	Melrose Park, IL Water[1]	5.200	07/01/2018	07/01/2015	A	222,695
275,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2024	10/01/2022	A	307,920
445,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2025	10/01/2022	A	495,525
295,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2023	10/01/2022	A	333,834
400,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2026	10/01/2022	A	443,172
450,000	Quad Cities, IL Regional EDA (Augustana College)	5.000	10/01/2027	10/01/2022	A	494,424
1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500	01/01/2023	01/01/2023		1,468,821
545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		521,685
770,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/13/2019	B	737,059
20,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000	01/01/2019	01/01/2019		19,928
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375	01/01/2022	01/01/2022		951,780
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250	01/01/2021	01/01/2021		954,070
18,000,000	Springfield, IL Electric[1]	5.000	03/01/2029	03/01/2016	A	18,611,820

32      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Illinois (Continued)
$4,165,000	Springfield, IL Electric[1]	5.000%	03/01/2025	03/01/2017	A	$4,477,958
1,000,000	Springfield, IL Water	5.000	03/01/2025	03/01/2022	A	1,158,710
6,105,000	University of Illinois (Academic Facilities)[1]	5.000	03/15/2026	03/15/2016	A	6,380,152
1,510,000	Yorkville, IL United City Special Services Area Special Tax	4.600	03/01/2025	08/20/2022	A	1,525,553
3,698,000	Yorkville, IL United City Special Services Area Special Tax (Bristol Bay)[1]	5.875	03/01/2036	02/11/2018	A	3,781,575
						508,336,040

Indiana—1.5%
250,000	Boone County, IN Redevel. Commission[1]	5.375	08/01/2023	02/01/2016	A	254,247
20,000	Crown Point, IN Economic Devel. (Christian Homes)[1]	5.700	05/15/2031	05/15/2015	A	20,035
55,000	De Kalb County, IN Redevel. Authority	6.000	07/15/2018	04/30/2015	A	55,260
3,185,000	Gary Chicago, IN International Airport Authority[1]	5.500	02/01/2025	02/01/2019	A	3,451,107
2,980,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2025	08/15/2015	A	3,019,783
3,500,000	Hammond, IN Local Public Improvement District[1]	5.000	02/01/2024	02/01/2018	A	3,677,030
1,190,000	Hammond, IN Redevel. District (Marina Area)[1]	6.000	01/15/2017	04/20/2016	B	1,211,277
500,000	IN Finance Authority (Butler University)	5.000	02/01/2022	02/01/2022		582,830
7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000 [3]	03/01/2029	03/01/2021	C	8,724,792
1,805,000	IN Finance Authority (Marquette University)	5.000	03/01/2024	04/30/2015	A	1,810,000
1,795,000	IN Finance Authority (Parkview Health System/Parkview Hospital Obligated Group)[1]	5.000	05/01/2026	05/01/2022	A	2,054,772
500,000	IN Finance Authority (Sisters of St. Fancis Health)[1]	5.250	11/01/2024	11/01/2018	A	561,810
2,395,000	IN Health Facility Financing Authority (Union Hospital)	5.125	09/01/2018	04/30/2015	A	2,404,676
10,675,000	IN Health Facility Financing Authority (Union Hospital)	5.250	09/01/2023	04/30/2015	A	10,718,020
25,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	6.450	01/01/2040	04/01/2016	A	25,984
55,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	5.250	01/01/2037	01/01/2016	A	55,980
1,470,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	04/22/2020	A	1,564,139
255,000	Indianapolis, IN Multifamily Hsg. (Cambridge Station Apartments)[1]	4.850	01/01/2021	12/19/2015	A	257,902
4,800,000	Lake County, IN Building Corp.	5.000	02/01/2024	11/23/2021	A	5,087,664
50,000	Richmond, IN Hospital Authority (Reid Hospital & Health Care Services)[1]	6.500	01/01/2029	01/01/2019	A	59,455
						45,596,763

33      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Kansas—0.2%
$555,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)[4]	4.800%	04/01/2027	11/21/2022	B	$541,491
2,630,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.875	06/01/2039	03/31/2024	A	2,810,075
2,445,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.800	12/01/2038	10/31/2020	A	2,529,991
50,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	12/01/2016	B	52,751
						5,934,308

Kentucky—0.2%
15,000	Kenton County, KY Airport (Cincinnati/Northern Kentucky)	5.000	03/01/2023	04/30/2015	A	15,056
3,015,000	KY EDFA (Louisville Arena Authority)[1]	5.750	12/01/2028	06/01/2018	A	3,240,462
3,815,000	KY EDFA (Owensboro Medical Health System)[1]	6.000	06/01/2030	06/01/2020	A	4,383,435
10,000	KY EDFA (Owensboro Medical Health System/Cooperative Health Services Obligated Group)[1]	5.125	06/01/2019	06/01/2015	A	10,057
15,000	KY Hsg. Corp., Series N1	5.000	07/01/2027	07/01/2017	A	15,546
						7,664,556

Louisiana—1.7%
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	04/30/2015	A	70,113
2,000,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	04/30/2015	A	2,006,940
1,750,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)[1]	5.250	01/01/2028	01/01/2020	A	2,005,535
20,000	LA HFA (Homeownership)[1]	6.550	06/01/2040	06/01/2018	A	20,551
1,260,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	09/10/2016	B	1,326,654
2,935,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	09/30/2018	A	3,172,852
360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	397,872
75,000	LA HFA (Single Family Mtg.)[1]	5.800	06/01/2035	04/30/2015	A	76,132
1,040,000	LA Public Facilities Authority (Black & Gold Facilities)[1]	5.000	07/01/2016	07/01/2016		1,066,447
1,465,000	LA Public Facilities Authority (Black & Gold Facilities)[1]	5.000	07/01/2019	07/01/2016	A	1,501,889
500,000	LA Public Facilities Authority (Black & Gold Facilities)[1]	5.000	07/01/2020	07/01/2016	A	511,785
10,450,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2028	05/15/2018	A	11,402,099
13,500,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2029	05/15/2019	A	15,023,340
4,000,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.500	05/15/2030	05/15/2020	A	4,581,760
3,765,000	Lafayette, LA Consolidated Government (Communication System)[1]	5.250	11/01/2020	11/01/2017	A	4,158,330

34      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Louisiana (Continued)
$2,500,000	Lafayette, LA Consolidated Government (Communication System)[1]	5.250%	11/01/2021	11/01/2017	A	$2,756,450
2,500,000	Lafayette, LA Consolidated Government (Communication System)[1]	5.250	11/01/2023	11/01/2017	A	2,756,450
5,000	Opelousas, LA General Hospital Authority (Opelousas General Health System)[1]	5.300	10/01/2018	04/30/2015	A	5,019
						52,840,218

Maine—0.1%
2,815,000	ME Educational Authority (Student Loan)	5.050	12/01/2027	12/01/2022	A	2,985,026
35,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)[1]	5.250	07/01/2031	04/30/2015	A	35,094
40,000	ME H&HEFA, Series A	6.000	07/01/2024	04/30/2015	A	40,193
						3,060,313

Maryland—0.2%
145,000	Annapolis, MD Economic Devel. (St. John’s College)[1]	5.500	10/01/2018	04/30/2015	A	145,642
1,300,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1,4]	5.750	09/01/2039	01/10/2016	A	1,344,746
500,000	MD H&HEFA (Carroll Hospital Center)	5.000	07/01/2025	07/01/2022	A	569,245
1,915,000	MD H&HEFA (Carroll Hospital Center)	5.000	07/01/2023	07/01/2022	A	2,207,306
500,000	MD H&HEFA (Carroll Hospital Center)	5.000	07/01/2027	07/01/2022	A	562,795
65,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.500	07/01/2026	04/30/2015	A	65,131
						4,894,865

Massachusetts—1.1%
540,000	MA Devel. Finance Agency (Avon Association)[1]	5.000	04/01/2018	04/01/2018		583,751
2,380,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2025	07/01/2022	A	2,944,869
3,205,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2024	07/01/2022	A	3,965,675
3,220,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2024	07/01/2022	A	3,703,515
3,155,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2023	07/01/2022	A	3,661,157
2,390,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2025	07/01/2022	A	2,746,373
1,160,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2026	07/01/2022	A	1,435,314
1,175,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2026	07/01/2022	A	1,343,601
3,140,000	MA Devel. Finance Agency (Boston Medical Center Corp.)[1]	5.250	07/01/2023	07/01/2022	A	3,885,247
1,720,000	MA Devel. Finance Agency (Plantantion Apartments)[1]	5.000	12/15/2024	04/30/2015	A	1,722,528
3,670,000	MA Devel. Finance Agency (VOA Ayer)[1]	6.200	02/20/2046	04/30/2015	A	3,861,280

35      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Massachusetts (Continued)
$305,000	MA Educational Financing Authority	5.300%		01/01/2016	04/30/2015	A	$306,211
125,000	MA Educational Financing Authority, Series H1	6.350		01/01/2030	01/01/2018	A	131,991
5,000	MA H&EFA (Boston Medical Center)[1]	5.750		07/01/2031	07/01/2018	A	5,757
55,000	MA H&EFA (Boston Medical Center)[1]	5.750		07/01/2031	07/01/2018	A	60,725
10,000	MA H&EFA (Harvard Pilgrim Health Care/Pilgrim Health Care Obligated Group)	5.000		07/01/2018	04/30/2015	A	10,041
35,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)[1]	5.000		07/01/2028	04/30/2015	A	35,092
2,560,000	MA HFA (Single Family Hsg.)[1,4]	4.800	[3]	12/01/2027	12/01/2016	A	2,614,144
							33,017,271

Michigan—4.5%
10,000	Battle Creek, MI Tax Increment Finance Authority[1]	5.000		05/01/2016	05/01/2015	A	10,024
170,500	Detroit, MI GO1	5.375		04/01/2015	04/01/2015		170,500
237,925	Detroit, MI GO1	5.375		04/01/2017	04/30/2015	A	238,372
1,923,550	Detroit, MI GO1	5.000		04/01/2021	04/01/2021		1,923,569
38,750	Detroit, MI GO1	5.000		04/01/2021	04/01/2018	A	41,313
310,000	Detroit, MI GO1	5.000		04/01/2018	04/30/2015	A	310,670
15,500	Detroit, MI GO1	5.000		04/01/2019	04/30/2015	A	15,532
855,000	Detroit, MI Water Supply System[1]	5.500		07/01/2026	07/01/2018	A	944,134
125,000	Detroit, MI Water Supply System[1]	5.000		07/01/2034	04/30/2015	A	125,429
400,000	Detroit, MI Water Supply System[1]	5.000		07/01/2029	07/01/2016	A	411,716
200,000	Detroit, MI Water Supply System[1]	5.750		07/01/2026	07/01/2018	A	222,410
580,000	Detroit, MI Water Supply System[1]	5.000		07/01/2023	07/01/2016	A	600,120
1,935,000	Detroit, MI Water Supply System[1]	5.000		07/01/2033	07/01/2016	A	1,983,723
270,000	Detroit, MI Water Supply System[1]	5.750		07/01/2025	07/01/2018	A	300,254
3,460,000	Ecorse City, MI GO1	5.800		11/01/2026	06/15/2020	A	3,729,326
10,000	Huron Shore, MI Regional Utility Authority (Water & Sewer System)[1]	5.625		05/01/2015	05/01/2015		10,046
84,500	MI Finance Authority (City of Detroit)[1]	5.000		04/01/2019	04/30/2015	A	84,672
1,690,000	MI Finance Authority (City of Detroit)[1]	5.000		04/01/2018	04/30/2015	A	1,693,650
929,500	MI Finance Authority (City of Detroit)[1]	5.375		04/01/2015	04/01/2015		929,500
10,486,450	MI Finance Authority (City of Detroit)[1]	5.000		04/01/2021	04/01/2021		10,486,555
1,297,075	MI Finance Authority (City of Detroit)[1]	5.375		04/01/2017	04/30/2015	A	1,299,514
211,250	MI Finance Authority (City of Detroit)[1]	5.000		04/01/2021	04/01/2018	A	225,224
2,125,000	MI Finance Authority (City of Detroit)[1]	5.000		04/01/2028	04/01/2018	A	2,265,569
6,895,000	MI Finance Authority (Local Government Loan Program)	5.000		11/01/2024	11/01/2019	A	7,777,698
7,250,000	MI Finance Authority (Local Government Loan Program)	5.000		11/01/2025	11/01/2019	A	8,144,360
7,620,000	MI Finance Authority (Local Government Loan Program)	5.000		11/01/2026	11/01/2019	A	8,560,003
3,560,000	MI Finance Authority (Local Government Loan Program)	5.000		11/01/2023	11/01/2019	A	4,015,751
10,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000		11/01/2032	11/01/2019	A	11,193,482

36      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Michigan (Continued)
$8,855,000	MI Finance Authority (Local Government Loan Program)[1]	5.000%		11/01/2029	11/01/2019	A	$9,917,512
8,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000		11/01/2027	11/01/2019	A	8,953,578
1,500,000	MI Finance Authority (School District)	5.000		06/01/2017	06/01/2017		1,596,285
1,150,000	MI Finance Authority (School District)	5.000		06/01/2020	06/01/2020		1,275,649
1,820,000	MI Finance Authority (School District)	5.000		06/01/2019	06/01/2019		1,992,991
2,400,000	MI Finance Authority (School District)	5.000		06/01/2018	06/01/2018		2,590,872
2,765,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000		06/01/2024	06/01/2022	A	3,220,174
2,895,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000		06/01/2025	06/01/2022	A	3,345,694
2,390,000	MI Hospital Finance Authority (McLaren Health Care Corp.)	5.000		06/01/2023	06/01/2022	A	2,814,201
20,000	MI Hospital Finance Authority (St. John Hospital)[1]	5.750		05/15/2016	04/30/2015	A	20,891
2,340,000	MI Hsg. Devel. Authority (Danbury Manor)[1]	5.300	[3]	06/01/2035	05/01/2015	A	2,358,814
12,925,000	MI Hsg. Devel. Authority, Series A1	5.150		10/01/2029	04/30/2015	A	13,008,883
50,000	MI Municipal Bond Authority	6.000		11/01/2023	04/30/2015	A	50,237
50,000	Negaunee, MI Sanitary Sewage Disposal System[1]	4.800		01/01/2027	07/01/2015	A	50,424
5,830,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250		12/01/2021	12/01/2015	A	6,019,242
7,265,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250		12/01/2025	12/01/2015	A	7,480,117
6,250,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.000		12/01/2024	12/01/2017	A	6,744,500
1,020,000	Wayne County, MI Building Authority	5.250		06/01/2016	04/30/2015	A	1,024,233
30,000	Wayne County, MI Downriver Sewer Disposal[1]	5.125		11/01/2018	05/01/2015	A	30,062
50,000	Wayne, MI Charter County Airport (Hotel-Detroit Metropolitan Airport)	5.000		12/01/2030	04/30/2015	A	50,137
							140,257,612

Minnesota—0.1%
30,000	Minneapolis, MN Community Devel. Agency[1]	5.700		12/01/2027	06/01/2015	A	30,219
165,000	Minneapolis, MN Tax Increment (Grant Park)	1.550		03/01/2016	03/01/2016		165,119
225,000	Minneapolis, MN Tax Increment (Village of St. Anthony Falls)	1.600		03/01/2016	03/01/2016		225,182
335,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		03/01/2018	03/01/2018		349,958
345,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		09/01/2018	09/01/2018		362,909
330,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		09/01/2017	09/01/2017		343,860
150,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000		09/01/2015	09/01/2015		151,647

37      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
Minnesota (Continued)
$160,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	5.000%		03/01/2017	03/01/2017		$165,370
							1,794,264

Mississippi—1.2%
105,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.500		07/01/2021	04/30/2015	A	105,354
780,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750		07/01/2031	04/30/2015	A	782,519
15,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.125		07/01/2015	04/30/2015	A	15,065
745,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200		07/01/2018	04/30/2015	A	747,615
200,000	Jackson, MS Hsg. Authority (Elton Park Apartments)[1]	5.400		04/01/2039	04/30/2015	A	200,254
25,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150	[3]	09/01/2028	10/16/2015	A	25,278
22,980,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875		04/01/2022	04/30/2015	A	23,005,278
8,110,000	MS Hospital Equipment & Facilities Authority (MBHS/MBMC Obligated Group)[1]	5.000		08/15/2026	08/15/2017	A	8,687,351
100,000	MS Small Business Enterprise[1]	4.750		12/01/2017	06/01/2015	A	100,517
3,020,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	5.850		11/01/2027	04/30/2015	A	3,023,594
							36,692,825

Missouri—1.3%
100,000	Belton, MO Tax Increment (Belton Town Center)[1]	5.250		03/01/2016	03/01/2016		100,922
30,000	Cape Girardeau County, MO IDA (Procter & Gamble Company)[1]	5.300		05/15/2028	04/30/2015	A	30,058
500,000	Kansas City, MO Tax Increment (Briarcliff West)[1]	5.150		06/01/2016	06/01/2015	A	510,940
650,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.200		11/01/2022	04/30/2015	A	650,708
990,000	Meadows, MO Transportation Devel. District[1]	5.400		05/01/2035	05/01/2018	A	1,042,717
20,000	MO Environmental Improvement & Energy Resources Authority[1]	5.450		01/01/2018	04/30/2015	A	20,065
5,000	MO Environmental Improvement & Energy Resources Authority	5.125		01/01/2019	04/30/2015	A	5,021
205,000	MO Environmental Improvement & Energy Resources Authority	5.500		07/01/2019	04/30/2015	A	205,910
195,000	MO H&EFA (Rockhurst University)[1]	6.500		10/01/2035	10/01/2018	A	220,405
20,000,000	MO H&EFA (SLHS/SLHOKC Obligated Group)[1]	5.500		11/15/2028	11/15/2018	A	22,855,600
10,000	MO Monarch-Chesterfield Levee District	5.750		03/01/2019	04/30/2015	A	10,044

38      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Missouri (Continued)
$3,080,000	Raytown, MO Annual Appropriation-Supported Tax (Raytown Live Redevel. Plan)[1]	5.125%	12/01/2031	06/01/2017	A	$3,213,549
1,080,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax[1]	5.200	11/01/2021	05/01/2015	A	1,081,501
20,000	Springfield, MO Center City Devel. Corp. (Jordan Valley Park Exposition Center)	5.000	06/01/2027	04/30/2015	A	20,079
3,705,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2017	A	3,964,165
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	115,771
1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2021	07/01/2021		1,333,273
1,345,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2024	07/01/2022	A	1,503,723
1,215,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)	5.000	07/01/2026	07/01/2022	A	1,343,037
40,000	St. Louis, MO IDA (Maryville Gardens Associates)[1]	5.125	12/20/2030	04/30/2015	A	40,060
1,350,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)[1]	5.000	05/01/2024	05/01/2016	A	1,366,443
						39,633,991

Montana—0.0%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	04/30/2015	A	215,525
Nebraska—0.0%
50,000	Lincoln-Lancaster County, NE Public Building Commission[1]	4.250	10/15/2020	04/15/2015	A	50,080
750,000	NE Central Plains Gas Energy[1]	5.250	12/01/2018	12/01/2018		851,970
						902,050

Nevada—1.2%
555,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2020	02/01/2020		596,675
920,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2021	02/01/2021		996,875
970,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2019	02/01/2019		1,031,760
830,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2017	02/01/2017		859,963
915,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2018	02/01/2018		962,827
755,000	Clark County, NV Passenger Facility[1]	5.000	07/01/2023	07/01/2017	A	818,095
25,000	Henderson, NV Redevel. Agency Tax Allocation[1]	7.200	10/01/2025	04/30/2015	A	25,054
50,000	Henderson, NV Redevel. Agency Tax Allocation[1]	6.900	10/01/2017	04/30/2015	A	50,163
140,000	Henderson, NV Redevel. Agency Tax Allocation[1]	5.100	10/01/2020	04/30/2015	A	140,172

39      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Nevada (Continued)
$200,000	Las Vegas, NV Special Improvement District No. 607	5.000%	06/01/2024	06/01/2024		$219,044
430,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2023	06/01/2023		468,610
475,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2022	06/01/2022		516,297
5,000,000	Las Vegas, NV Valley Water District[1]	5.000	06/01/2026	06/01/2015	A	5,039,600
5,440,000	North Las Vegas, NV GO1	5.000	05/01/2028	05/01/2016	A	5,486,838
10,875,000	North Las Vegas, NV GO1	5.000	05/01/2030	05/01/2016	A	10,914,911
1,350,000	North Las Vegas, NV GO1	5.000	05/01/2027	05/01/2016	A	1,366,835
1,440,000	North Las Vegas, NV GO1	5.000	05/01/2024	05/01/2016	A	1,458,504
1,000,000	North Las Vegas, NV GO1	5.000	05/01/2025	05/01/2016	A	1,011,790
3,725,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2026	10/01/2016	A	3,780,056
1,705,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2023	10/01/2016	A	1,737,685
160,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2022	10/01/2016	A	163,301
100,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2017	04/30/2015	A	100,205
195,000	Washoe County, NV Hospital Facility (Renown Regional Medical Center/Renown Network Servicces Obligated Group)[1]	5.125	06/01/2031	04/30/2015	A	195,294
						37,940,554

New Hampshire—0.0%
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	04/30/2015	A	60,796
110,000	NH HFA (Single Family Mtg.)[1]	5.750	01/01/2037	01/01/2016	A	114,138
45,000	NH HFA (Single Family Mtg.)[1]	5.000	07/01/2031	01/01/2016	A	45,415
						220,349

New Jersey—0.9%
5,000	Mount Holly, NJ Municipal Utilities Authority	4.750	12/01/2018	04/30/2015	A	5,018
4,670,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	04/30/2015	A	4,756,535
595,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	04/30/2015	A	606,025
50,000	NJ EDA (Municipal Rehabilitation)	4.625	04/01/2025	04/30/2015	A	50,171
990,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	07/01/2017	A	1,054,301
18,070,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2023	03/22/2017	A	19,345,019
2,100,000	Salem County, NJ Pollution Control (Chambers Cogeneration)[1]	5.000	12/01/2023	02/05/2022	B	2,400,258
						28,217,327

New Mexico—0.0%
125,000	NM Hospital Equipment Loan Council (PHSvcs/BCHCC/PHCF Obligated Group)[1]	6.125	08/01/2028	08/01/2018	A	142,859
20,000	University of New Mexico[1]	5.000	07/01/2032	04/30/2015	A	20,354

40      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
New Mexico (Continued)
$10,000	University of New Mexico[1]	4.750%	01/01/2028	04/30/2015	A	$10,015
						173,228

New York—4.0%
5,000,000	L.I., NY Power Authority, Series A1	5.000	12/01/2023	06/01/2016	A	5,237,150
5,000	Monroe County, NY Airport Authority (Greater Rochester International Airport)[1]	4.000	01/01/2017	04/30/2015	A	5,008
3,070,000	NY Counties Tobacco Trust II (TASC)[1]	5.625	06/01/2035	04/30/2015	A	3,074,851
8,000,000	NY Counties Tobacco Trust III	6.000	06/01/2043	04/30/2015	A	8,001,680
4,165,000	NY TSASC, Inc. (TFABs)[1]	4.750	06/01/2022	06/01/2016	A	4,200,527
14,145,000	NYC IDA (American Airlines)[1]	7.750	08/01/2031	08/01/2016	A	15,431,063
5,000,000	NYC IDA (American Airlines)[1]	8.000	08/01/2028	08/01/2016	A	5,469,450
16,050,000	NYC IDA (American Airlines)[1]	7.625	08/01/2025	08/01/2016	A	17,477,648
4,780,000	NYC IDA (American Airlines)[1]	7.500	08/01/2016	02/07/2016	B	5,034,965
2,725,000	NYC Transitional Finance Authority (Future Tax)[1]	5.500	11/01/2028	11/01/2015	A	2,809,666
4,855,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	04/30/2015	A	4,882,139
41,200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	12/01/2015	A	42,774,664
5,055,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	04/30/2015	A	5,070,671
3,000,000	Suffolk County, NY IDA (New York Institute of Technology)[1]	5.000	03/01/2026	04/30/2015	A	3,030,600
						122,500,082

North Carolina—0.4%
2,000,000	NC Capital Facilities Finance Agency (Meredith College)[1]	6.000	06/01/2031	06/01/2018	A	2,159,120
1,065,000	NC Eastern Municipal Power Agency, Series A1	5.250	01/01/2020	01/01/2016	A	1,105,033
720,000	NC Medical Care Commission (AHA1HC / AHA3HC / AHA4HC / AHACHC / AHEHC / AHA7HC Obligated Group)[1]	5.500	10/01/2024	04/30/2015	A	728,986
1,000,000	NC Medical Care Commission (AHACHC)[1]	5.800	10/01/2034	04/30/2015	A	1,012,580
1,620,000	NC Medical Care Commission (Catholic Health East)	5.250	11/15/2022	05/15/2017	A	1,748,531
1,970,000	NC Medical Care Commission (Catholic Health East)	5.250	11/15/2023	05/15/2017	A	2,121,079
395,000	NC Medical Care Commission (Scotland Memorial Hospital)[1]	5.500	10/01/2019	04/30/2015	A	396,489
2,000,000	NC Medical Care Commission (UHSEC)[1]	6.000	12/01/2029	12/01/2018	A	2,357,380
						11,629,198

North Dakota—0.0%
100,000	ND Board of Higher Education Student Services Facilities[1]	5.500	08/01/2023	08/01/2015	A	100,448

41      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
North Dakota (Continued)
$15,000	Ward County, ND Health Care Facilities (Trinity Hospital/Trinity Medical Center/Trinity Nursing Home Obligated Group)[1]	6.250%	07/01/2021	04/30/2015	A	$15,062
						115,510

Ohio—5.0%
50,910,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	06/01/2024		43,567,251
3,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375	06/01/2024	06/01/2024		2,831,316
1,000,000	Butler County, OH GO	5.000	12/01/2022	12/01/2022		1,209,780
265,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Christian Home)[1]	5.250	11/15/2015	05/15/2015	A	265,480
1,095,000	Cleveland-Cuyahoga County, OH Port Authority (Fairmount Montessori Association)[1]	5.125	05/15/2025	11/09/2015	A	1,117,404
1,500,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.000	11/15/2026	11/15/2020	A	1,629,015
14,350,000	Columbus, OH Regional Airport Authority[1]	5.000	01/01/2028	01/01/2017	A	15,278,301
43,450,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	04/30/2015	A	43,524,734
3,060,000	Cuyahoga County, OH Multifamily (Vesta-Cleveland)[1]	5.300	08/20/2034	04/30/2015	A	3,069,639
875,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)[1]	5.125	05/15/2022	02/02/2017	A	891,747
315,000	Field, OH Local School District (School Facilities Construction & Improvement)[1]	5.000	12/01/2032	06/01/2015	A	317,536
240,000	Field, OH Local School District (School Facilities Construction & Improvement)[1]	5.000	12/01/2032	06/01/2015	A	241,932
300,000	Field, OH Local School District (School FacilitiesConstruction & Improvement)[1]	5.000	12/01/2027	06/01/2015	A	302,415
525,000	Grove City, OH Tax Increment Financing[1]	5.125	12/01/2016	06/05/2016	B	553,534
5,850,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2025	06/01/2022	A	6,839,118
5,715,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2024	06/01/2022	A	6,732,613
1,500,000	Hamilton County, OH Health Care Facilities (Christ Hospital)	5.250	06/01/2023	06/01/2022	A	1,776,375
5,000	Lake County, OH Sewer District Improvements	5.850	12/01/2016	04/30/2015	A	5,024
1,500,000	Lorain County, OH Port Authority (Kendal at Oberlin)	5.000	11/15/2030	11/15/2023	A	1,654,995
285,000	Lucas County, OH GO	6.500	12/01/2016	04/30/2015	A	286,508
290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2025	09/01/2021	A	335,872

42      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Ohio (Continued)
$305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250%	09/01/2026	09/01/2021	A	$349,490
320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2027	09/01/2021	A	363,392
205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2022	09/01/2022		241,172
260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2021	A	305,495
275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2021	A	321,689
875,000	Miami County, OH Hospital Facility (Upper Valley Medical Center)[1]	5.250	05/15/2026	05/15/2016	A	910,866
40,000	OH Capital Corp. for Hsg. (The Conifers)[1]	6.300	06/01/2028	04/30/2015	A	40,086
30,000	OH HFA[1]	5.250	09/01/2030	04/30/2015	A	30,038
1,000,000	OH River South Authority (Lazarus Building Redevel)[1]	5.750	12/01/2027	12/01/2017	A	1,082,520
2,080,000	Penta, OH Career Center COP	5.250	04/01/2025	04/01/2022	A	2,427,818
2,915,000	Penta, OH Career Center COP	5.250	04/01/2024	04/01/2022	A	3,418,712
1,400,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	07/20/2020	B	1,008,308
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	02/27/2030	B	1,394,211
3,480,000	Portage County, OH Port Authority (Northeast Ohio Medical University)	5.000	12/01/2026	06/01/2022	A	3,839,101
1,050,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2035	12/01/2018	A	1,191,299
750,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	12/01/2018	A	856,073
1,370,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250	01/01/2024	01/01/2021	A	1,591,269
3,500,000	Toledo, OH Waterworks[1]	5.000	11/15/2030	11/15/2015	A	3,603,565
115,000	Toledo-Lucas County, OH Port Authority (Creekside Devel. Company)[1]	6.600	11/15/2015	04/30/2015	A	115,147
						155,520,840

Oklahoma—0.1%
905,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	02/01/2017	A	909,751
1,000,000	Tulsa, OK Airports[1]	5.375	06/01/2024	06/01/2015	A	1,008,650
						1,918,401

Oregon—0.1%
1,000,000	Gilliam County, OR Solid Waste Disposal (WM/WMO/WMW/CWM/WMDSC Obligated Group)[1]	5.250	07/01/2029	05/01/2016	A	1,051,280
25,000	Hillsboro, OR Hospital Facilities Auth (Tuality Healthcare)[1]	5.375	10/01/2026	04/30/2015	A	25,355
10,000	Klamath Falls, OR Airport[1]	5.500	07/01/2016	04/30/2015	A	10,044

43      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Oregon (Continued)
$15,000	OR GO1	5.375%	08/01/2028	04/30/2015	A	$15,027
15,000	OR GO (Alternate Energy)	5.400	07/01/2016	04/30/2015	A	15,066
20,000	OR GO (Alternate Energy)	5.000	07/01/2017	04/30/2015	A	20,081
10,000	OR GO (Elderly & Disabled Hsg.)	5.700	08/01/2016	04/30/2015	A	10,040
25,000	OR GO (Elderly & Disabled Hsg.)[1]	5.800	08/01/2027	04/30/2015	A	25,055
20,000	OR GO (Elderly & Disabled Hsg.)[1]	4.800	08/01/2024	04/30/2015	A	20,033
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.300	08/01/2026	04/30/2015	A	15,041
5,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200	08/01/2020	04/30/2015	A	5,017
45,000	OR GO (Elderly & Disabled Hsg.)[1]	5.650	08/01/2026	04/30/2015	A	45,098
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	04/30/2015	A	20,061
45,000	OR GO (Elderly & Disabled Hsg.)	5.550	08/01/2016	04/30/2015	A	45,173
30,000	OR GO (Elderly & Disabled Hsg.)[1]	6.000	08/01/2026	04/30/2015	A	30,074
100,000	Portland, OR Urban Renewal & Redevel.[1]	5.250	06/15/2019	06/15/2015	A	101,043
225,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)[1]	5.000	01/01/2016	01/01/2016		227,549
						1,681,037

Other Territory—0.4%
3,124,526	Public Hsg. Capital Fund Multi-State Revenue Trust I1	4.500	07/01/2022	07/01/2022		3,242,133
1,834,208	Public Hsg. Capital Fund Multi-State Revenue Trust II	4.500	07/01/2022	07/01/2022		1,838,628
7,581,723	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		7,783,549
						12,864,310

Pennsylvania—4.3%
50,000	Allegheny County, PA Sanitary Authority[1]	5.000	12/01/2020	12/01/2015	A	51,560
2,780,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2026	05/01/2022	A	3,130,475
5,335,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2025	05/01/2022	A	6,047,596
485,000	Bucks County, PA IDA (School Lane Foundation)[1]	4.600	03/15/2017	09/19/2016	B	497,431
2,305,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	01/01/2019	A	2,604,973
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,249,950
5,500,000	Lehigh Northampton, PA Airport Authority[1]	6.000	05/15/2025	04/30/2015	A	5,511,000
1,395,000	Lycoming County, PA Authority (Pennsylvania College of Technology)	5.000	05/01/2026	05/01/2022	A	1,557,364
34,860,000	Montgomery County, PA IDA[2]	5.750	08/01/2030	03/02/2017	A	35,463,078
350,140	Northampton County, PA IDA (Northampton Generating)[1]	5.000	12/31/2023	12/31/2023		319,755
32,235,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	02/25/2019	A	37,653,381
1,015,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	04/30/2015	A	1,017,832

44      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Pennsylvania (Continued)
$25,000	PA HEFA (University of the Arts)[1]	5.500%	03/15/2020	04/30/2015	A	$25,049
785,000	PA HEFA (Ursinus College)	5.000	01/01/2025	01/01/2022	A	888,455
1,970,000	PA HEFA (Ursinus College)	5.000	01/01/2027	01/01/2022	A	2,201,396
16,465,000	PA HFA (Single Family Mtg.)[1]	4.650	10/01/2031	10/01/2016	A	16,920,422
2,490,000	Philadelphia, PA Airport, Series A1	5.000	06/15/2024	06/15/2015	A	2,513,829
5,265,000	Philadelphia, PA Airport, Series B1	5.000	06/15/2027	06/15/2017	A	5,640,131
3,250,000	Reading, PA GO1	5.625	11/15/2020	08/29/2018	B	3,422,900
4,120,000	Susquehanna, PA Area Regional Airport Authority	5.000	01/01/2023	01/01/2023		4,662,110
						131,378,687

Rhode Island—1.3%
15,000	Exeter West Greenwich, RI Regional School District	5.000	09/15/2017	04/30/2015	A	15,061
25,000	Providence, RI Public Building Authority (School & Public Facilties)[1]	5.250	12/15/2018	04/30/2015	A	25,050
5,065,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	5,705,722
95,000	Providence, RI Public Building Authority, Series A1	5.375	12/15/2021	04/30/2015	A	95,149
5,000	Providence, RI Public Building Authority, Series A1	5.125	12/15/2017	04/30/2015	A	5,010
1,045,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800	09/01/2022	04/30/2015	A	1,046,651
20,000	RI Economic Devel. Corp. (Rhode Island Dept. of Transportation)	5.000	06/15/2015	04/30/2015	A	20,081
5,000,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000	05/15/2039	05/15/2019	A	5,986,550
690,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250	05/15/2026	04/30/2015	A	691,891
1,065,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000	05/15/2021	05/15/2017	A	1,131,211
4,025,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000	05/15/2022	05/15/2017	A	4,260,422
520,000	RI Health & Educational Building Corp. (Public Schools Financing Program)[1]	6.000	05/15/2029	05/15/2019	A	589,176
4,070,000	RI Health & Educational Building Corp. (RIH/MHF/TMH/RIHF Obligated Group)[1]	5.750	05/15/2023	04/30/2015	A	4,084,082
15,000,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)[1]	5.000	05/15/2026	05/15/2016	A	15,505,050
80,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	04/30/2015	A	80,909
610,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1,4]	5.150	04/01/2022	04/01/2017	A	637,639
85,000	Woonsocket, RI GO1,4	6.000	10/01/2018	04/30/2015	A	85,068
						39,964,722

South Carolina—0.2%
140,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125	10/01/2017	10/15/2016	B	142,012

45      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
South Carolina (Continued)
$210,000	Lee County, SC School Facilities, Series 2006[1]	6.000%	12/01/2019	12/01/2017	A	$229,587
270,000	Lee County, SC School Facilities, Series 2006[1]	6.000	12/01/2027	12/01/2017	A	286,710
1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604 [6]	01/01/2021	01/01/2021		650,451
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702 [6]	01/01/2026	01/01/2026		250,128
25,000	SC Hsg. Finance & Devel. Authority[1]	5.450	07/01/2029	07/01/2017	A	25,955
1,965,000	SC Public Service Authority[1]	5.000	01/01/2021	01/01/2016	A	2,035,347
1,460,000	SC Transportation Infrastructure[1]	5.000	10/01/2021	10/01/2015	A	1,494,354
						5,114,544

South Dakota—0.0%
1,475,000	SD Hsg. Devel. Authority (Homeownership)[1]	4.900	11/01/2025	11/01/2015	A	1,491,417

Tennessee—0.5%
25,000	Chattanooga, TN HE&HFB (CDFI Phase I)[1]	5.500	10/01/2020	10/01/2015	A	25,274
700,000	Jackson, TN Hospital (Jackson-Madison County General Hospital)[1]	5.500	04/01/2033	04/01/2018	A	772,499
1,160,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2021	02/01/2021		1,314,443
12,235,000	TN Energy Acquisition Gas Corp.[1]	5.250	09/01/2024	09/01/2024		14,445,375
						16,557,591

Texas—5.5%
10,000,000	Beaumont, TX Independent School District[1]	5.000	02/15/2033	02/15/2017	A	10,710,000
360,000	Bexar County, TX HFC (Perrin Square)[1]	6.550	12/20/2034	04/30/2015	A	369,558
150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[5]	6.750	10/01/2038	10/01/2017	A	6,750
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2023	07/08/2021	B	59,741
6,955,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2029	11/01/2018	A	7,719,981
6,860,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2025	11/01/2020	A	7,869,586
5,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2024	11/01/2020	A	5,753,800
7,435,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2027	11/01/2020	A	8,491,365
5,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2024	11/01/2020	A	5,753,800
4,250,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2023	11/01/2020	A	4,890,730
1,200,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2027	11/01/2022	A	1,371,132
3,375,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2025	11/01/2020	A	3,918,544
1,880,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2024	11/01/2020	A	2,190,162

46      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$4,000,000	Dallas-Fort Worth, TX International Airport	5.000%	11/01/2023	11/01/2020	A	$4,603,040
1,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2026	11/01/2022	A	1,154,630
2,000,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2028	11/01/2022	A	2,263,400
35,000	Del Rio, TX Airport	5.400	07/01/2019	04/30/2015	A	35,146
50,000	Eagle Pass, TX Waterworks & Sewer	5.050	12/01/2017	04/30/2015	A	50,201
7,455,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2023	08/15/2017	A	8,400,369
5,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2027	08/15/2017	A	5,577,950
25,000	Fort Bend County, TX Municipal Utility District No. 118	4.350	09/01/2016	04/30/2015	A	25,068
440,000	Gonzales, TX Healthcare System[1]	5.500	08/15/2019	04/30/2015	A	441,012
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	04/30/2015	A	340,663
12,255,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750	02/15/2021	05/31/2015	A	13,882,096
730,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500	07/15/2017	04/30/2015	A	732,891
10,000	Houston, TX Airport System[1]	5.000	07/01/2032	04/30/2015	A	10,032
2,000,000	Houston, TX Airport System	5.000	07/01/2030	07/01/2022	A	2,246,340
3,000,000	Houston, TX Airport System[1]	5.000	07/01/2026	07/01/2021	A	3,471,840
6,150,000	Houston, TX Airport System	5.000	07/01/2027	07/01/2022	A	7,042,857
290,000	Houston, TX HFC (Single Family Mtg.)[1]	6.750	06/01/2033	12/01/2015	A	298,932
815,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875	05/15/2021	08/07/2018	B	923,762
620,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)	6.000	08/15/2032	04/30/2015	A	640,156
30,000	North Channel, TX Water Authority System	5.000	07/10/2015	04/30/2015	A	30,093
55,000	North East TX Hospital Authority (Northeast Medical Center Hospital)	5.625	05/15/2022	04/30/2015	A	55,208
5,000,000	North TX Tollway Authority[1]	5.750	01/01/2038	01/01/2018	A	5,523,150
465,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.650	01/01/2038	07/01/2022	A	476,123
620,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)[5]	6.450 [3]	06/01/2021	06/01/2021		27,900
4,030,000	Texas City, TX Industrial Devel. Corp. (ARCO Pipe Line Co.)[1]	7.375	10/01/2020	10/01/2020		5,160,697
235,000	Trinity, TX River Authority (TXU Energy Company)[5]	6.250	05/01/2028	05/01/2028		10,575
1,405,000	TX Dept. of Hsg. & Community Affairs (Skyway Villas)[1]	5.450	12/01/2022	04/30/2015	A	1,406,869
25,000	TX GO (Water Financial Assistance)[1]	5.750	08/01/2031	08/01/2031		25,115
10,000	TX Lower Colorado River Authority	5.000	05/15/2026	04/30/2015	A	10,035
45,000	TX Lower Colorado River Authority[1]	6.500	05/15/2037	05/15/2015	A	45,318
315,000	TX Lower Colorado River Authority	5.000	05/15/2031	04/30/2015	A	316,140
125,000	TX Lower Colorado River Authority	5.500	05/15/2021	04/30/2015	A	125,519

47      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Texas (Continued)
$60,000	TX Lower Colorado River Authority	5.000%	05/15/2020	04/30/2015	A	$60,236
5,000	TX Lower Colorado River Authority	5.000	05/15/2021	04/30/2015	A	5,019
1,315,000	TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway Villas)[1]	5.950	11/01/2034	06/01/2015	A	1,318,892
3,415,000	TX Municipal Gas Acquisition & Supply Corp.[1]	5.250	12/15/2023	12/15/2023		4,042,779
21,035,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	26,024,292
7,000,000	Tyler, TX HFDC (East Texas Medical Center Regional Healthcare System/East Texas Medical Center Obligated Group)[1]	5.250	11/01/2032	11/01/2017	A	7,384,090
6,745,000	Tyler, TX HFDC (East Texas Medical Center Regional Healthcare System/East Texas Medical Center Obligated Group)[1]	5.250	11/01/2027	11/01/2017	A	7,142,078
50,000	Ysleta, TX Independent School District[1]	5.375	11/15/2024	05/15/2015	A	50,314
						170,485,976

Utah—0.0%
390,000	UT HFA (Single Family Mtg.)[1]	6.125	01/01/2027	04/30/2015	A	390,846
5,000	UT Hsg. Corp. (Single Family Mtg.)[1]	5.650	07/01/2027	04/30/2015	A	5,008
25,000	UT Hsg. Corp. (Single Family Mtg.)	5.250	07/01/2023	04/30/2015	A	25,066
65,000	UT Hsg. Corp. (Single Family Mtg.)[1]	5.000	07/01/2025	04/30/2015	A	65,095
						486,015

Vermont—0.4%
205,000	Burlington, VT COP	5.500	12/01/2016	04/30/2015	A	205,912
335,000	Burlington, VT GO	5.000	11/01/2015	11/01/2015		342,527
95,000	VT Educational & Health Buildings Financing Agency (CSAC / NWCSS / RMHS / WCMHS Obligated Group)[1]	5.375	02/15/2023	08/15/2015	A	96,489
750,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2024	10/01/2022	A	848,723
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2023	10/01/2022	A	1,142,630
870,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2027	10/01/2022	A	964,961
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2025	10/01/2022	A	1,124,860
1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2020	10/01/2020		2,067,975
1,830,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2019	10/01/2019		2,052,125

48      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Vermont (Continued)
$1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000%	10/01/2022	10/01/2022		$1,180,154
2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)	5.000	10/01/2021	10/01/2021		2,300,437
						12,326,793

Virginia—0.5%
20,000	Isle Wight County, VA IDA (International Paper Company)[1]	5.700	11/01/2027	04/30/2015	A	20,024
6,590,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)[1]	5.000	08/01/2036	04/30/2015	A	6,650,694
6,400,000	VA Hsg. Devel. Authority, Series A1[1]	5.000	10/01/2026	07/01/2017	A	6,732,736
973,000	Watkins Centre, VA Community Devel. Authority[1]	5.400	03/01/2020	09/01/2015	A	981,553
						14,385,007

Washington—0.5%
925,000	Chelan County, WA Devel. Corp. (Alcoa)[1]	5.850	12/01/2031	04/30/2015	A	929,449
300,000	Cowlitz County, WA Sewer (Three Rivers Regional Wastewater Authority)[1]	5.250	03/01/2020	03/01/2016	A	313,617
175,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	04/30/2015	A	175,047
10,000	King County, WA Hsg. Authority (Rural Preservation)[1]	5.750	01/01/2028	07/01/2015	A	10,017
115,000	Pierce County, WA Hsg. Authority[1]	5.800	12/01/2023	04/30/2015	A	115,018
4,975,000	Seattle, WA Hsg. Authority (High Rise Rehab III)[1]	5.150	11/01/2027	11/01/2017	A	5,398,422
50,000	Seattle, WA Hsg. Authority (Holly Park)[1]	5.750	01/01/2020	07/01/2015	A	50,039
1,540,000	Skagit County, WA Public Hospital District No. 1 (Skagit Valley Hospital)[1]	5.500	12/01/2030	12/01/2015	A	1,573,403
30,000	WA COP (Dept. of General Administration)	5.600	10/01/2016	04/30/2015	A	30,137
20,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2015	04/30/2015	A	20,092
5,000,000	WA Health Care Facilities Authority (Seattle Cancer Care Alliance)[1]	7.375	03/01/2038	03/01/2019	A	6,163,800
2,000,000	WA Health Care Facilities Authority (Virginia Mason Medical Center)[1]	5.500	08/15/2042	08/15/2017	A	2,134,440
						16,913,481

Wisconsin—1.2%
3,085,000	WI H&EFA (Beloit College)[1]	5.750	06/01/2021	06/01/2015	A	3,103,078
150,000	WI H&EFA (Beloit College)[1]	5.250	06/01/2025	06/01/2020	A	165,960
11,545,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500	12/01/2026	12/01/2015	A	11,940,532

49      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
Wisconsin (Continued)
$100,000	WI H&EFA (Prohealth Care/Waukesha Memorial Hospital/Prohealth Care Obligated Group)[1]	6.375%	02/15/2029	02/15/2019	A	$119,690
200,000	WI H&EFA (Richland Hospital)[1]	5.375	06/01/2028	04/30/2015	A	200,222
1,000,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2026	08/15/2016	A	1,054,900
9,715,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2025	08/15/2016	A	10,248,353
3,995,000	WI H&EFA (WFS/WFMG Obligated Group)[1]	5.250	08/15/2031	08/15/2016	A	4,149,886
940,000	WI Hsg. & EDA, Series B1	5.750	11/01/2025	05/01/2020	A	1,043,137
5,500,000	WI Public Finance Authority (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)	5.250	07/01/2028	07/01/2022	A	6,103,900
						38,129,658
Wyoming—1.3%
2,000,000	Sweetwater County, WY Pollution Control (Idaho Power Company)[1]	5.250	07/15/2026	08/21/2019	A	2,300,260
37,780,000	Sweetwater County, WY Solid Waste (FMC Corp.)[1]	5.600	12/01/2035	12/01/2015	A	38,856,730
						41,156,990
U.S. Possessions—20.8%
1,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.000	07/01/2025	07/01/2018	A	1,015,650
120,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	04/30/2015	A	120,154
9,425,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	04/30/2015	A	9,482,869
6,015,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	04/30/2015	A	6,051,932
105,000	Puerto Rico Commonwealth GO	5.250	07/01/2017	07/01/2017		93,141
7,930,000	Puerto Rico Commonwealth GO	5.250	07/01/2026	07/01/2026		5,722,684
4,860,000	Puerto Rico Commonwealth GO	5.500	07/01/2017	07/01/2017		4,328,462
300,000	Puerto Rico Commonwealth GO1	5.250	07/01/2017	07/01/2016	A	308,151
3,000,000	Puerto Rico Commonwealth GO	5.250	07/01/2025	07/01/2025		2,177,070
4,245,000	Puerto Rico Commonwealth GO1	2.953	07/01/2019	07/01/2019		4,080,634
13,000,000	Puerto Rico Commonwealth GO1	2.644	07/01/2018	07/01/2018		12,680,850
8,500,000	Puerto Rico Commonwealth GO	5.250	07/01/2024	07/01/2024		6,200,240
4,160,000	Puerto Rico Commonwealth GO1	2.973	07/01/2020	07/01/2020		4,021,098
515,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2021	A	539,658
300,000	Puerto Rico Commonwealth GO1	6.000	07/01/2033	07/01/2016	A	303,837
22,315,000	Puerto Rico Commonwealth GO1	4.750	12/01/2015	06/01/2015	A	22,350,704
51,665,000	Puerto Rico Commonwealth GO	6.000	07/01/2029	07/01/2029		37,285,597
1,125,000	Puerto Rico Commonwealth GO1	6.000	07/01/2027	07/01/2018	A	1,179,112
100,000	Puerto Rico Commonwealth GO1	5.000	07/01/2023	07/01/2017	A	101,501
125,000	Puerto Rico Commonwealth GO1	5.000	07/01/2017	07/01/2017		130,352
17,580,000	Puerto Rico Commonwealth GO	5.125	07/01/2024	07/01/2024		12,801,404
100,000	Puerto Rico Commonwealth GO1	5.000	07/01/2016	07/01/2016		103,035
655,000	Puerto Rico Commonwealth GO	5.250	07/01/2021	04/30/2015	A	655,504
3,355,000	Puerto Rico Commonwealth GO	5.500	07/01/2017	07/01/2017		3,218,720

50      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$45,000	Puerto Rico Commonwealth GO1	5.250%		07/01/2017	07/01/2017		$47,170
110,000	Puerto Rico Commonwealth GO	7.125	[6]	07/01/2017	07/01/2017		100,063
90,000	Puerto Rico Commonwealth GO	7.500	[6]	07/01/2019	07/01/2019		72,122
195,000	Puerto Rico Commonwealth GO1	5.250		07/01/2016	07/01/2016		201,027
190,000	Puerto Rico Commonwealth GO1	6.000		07/01/2015	07/01/2015		190,973
75,000	Puerto Rico Commonwealth GO1	5.650		07/01/2015	07/01/2015		75,353
2,890,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	07/01/2018		3,030,136
370,000	Puerto Rico Commonwealth GO1	6.000		07/01/2016	07/01/2016		379,479
75,000	Puerto Rico Commonwealth GO1	5.500		07/01/2015	07/01/2015		75,641
2,160,000	Puerto Rico Commonwealth GO	5.500		07/01/2027	07/01/2027		1,542,434
140,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	07/01/2026		101,361
35,250,000	Puerto Rico Commonwealth GO	5.500		07/01/2026	07/01/2026		25,521,352
25,000	Puerto Rico Commonwealth GO	5.000		07/01/2016	04/30/2015	A	25,047
4,345,000	Puerto Rico Commonwealth GO1	5.500		07/01/2015	07/01/2015		4,363,901
1,005,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		1,052,175
4,920,000	Puerto Rico Commonwealth GO1	5.500		07/01/2016	07/01/2016		5,087,083
1,125,000	Puerto Rico Commonwealth GO1	5.500		07/01/2017	07/01/2017		1,102,275
6,510,000	Puerto Rico Commonwealth GO1	5.500		07/01/2018	07/01/2018		6,910,039
4,165,000	Puerto Rico Convention Center Authority	5.000		07/01/2019	07/01/2016	A	4,197,071
50,000	Puerto Rico Electric Power Authority	5.000		07/01/2016	07/01/2016		51,349
5,685,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250		07/01/2028	07/01/2028		3,335,162
56,565,000	Puerto Rico Electric Power Authority, Series CCC[7]	5.250		07/01/2026	11/30/2025	B	33,182,160
4,295,000	Puerto Rico Electric Power Authority, Series CCC[7]	5.250		07/01/2028	07/01/2028		2,519,705
40,000	Puerto Rico Electric Power Authority, Series DDD	5.000		07/01/2023	07/01/2020	A	40,596
20,000	Puerto Rico Electric Power Authority, Series KK	5.500		07/01/2015	07/01/2015		20,152
75,000	Puerto Rico Electric Power Authority, Series LL	5.500		07/01/2018	07/01/2018		77,870
5,770,000	Puerto Rico Electric Power Authority, Series LL	5.500		07/01/2017	07/01/2017		5,957,352
1,000,000	Puerto Rico Electric Power Authority, Series PP	5.000		07/01/2023	06/30/2015	A	999,990
3,735,000	Puerto Rico Electric Power Authority, Series RR	5.000		07/01/2021	07/01/2015	A	3,736,606
550,000	Puerto Rico Electric Power Authority, Series RR	5.000		07/01/2022	07/01/2022		549,395
100,000	Puerto Rico Electric Power Authority, Series RR	5.000		07/01/2025	07/01/2025		87,408
790,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2020	07/01/2015	A	790,916
1,000,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2023	07/01/2015	A	1,000,080
300,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2017	07/01/2015	A	300,732
2,000,000	Puerto Rico Electric Power Authority, Series SS	5.000		07/01/2021	07/01/2015	A	2,000,860

51      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$6,500,000	Puerto Rico Electric Power Authority, Series SS	5.000%	07/01/2022	07/01/2022		$6,492,850
1,380,000	Puerto Rico Electric Power Authority, Series TT7	5.000	07/01/2017	07/01/2017		831,905
5,560,000	Puerto Rico Electric Power Authority, Series TT7	5.000	07/01/2025	07/01/2025		3,261,885
1,385,000	Puerto Rico Electric Power Authority, Series UU	5.000	07/01/2016	07/01/2016		1,411,398
740,000	Puerto Rico Electric Power Authority, Series UU	4.000	07/01/2018	07/01/2018		740,525
550,000	Puerto Rico Electric Power Authority, Series UU	4.500	07/01/2018	07/01/2018		554,516
1,705,000	Puerto Rico Electric Power Authority, Series VV	5.250	07/01/2025	07/01/2025		1,739,407
5,000,000	Puerto Rico Electric Power Authority, Series WW7	5.000	07/01/2028	07/13/2027	B	2,933,300
250,000	Puerto Rico Electric Power Authority, Series XX7	5.250	07/01/2027	07/01/2027		146,663
1,180,000	Puerto Rico Electric Power Authority, Series ZZ7	5.250	07/01/2025	07/01/2025		692,247
6,280,000	Puerto Rico Electric Power Authority, Series ZZ7	5.000	07/01/2017	07/01/2017		3,785,772
5,000,000	Puerto Rico Electric Power Authority, Series ZZ7	5.250	07/01/2018	07/01/2018		2,973,550
1,060,000	Puerto Rico Electric Power Authority, Series ZZ7	5.250	07/01/2026	07/01/2026		621,817
1,095,000	Puerto Rico Highway & Transportation Authority[1]	5.000	07/01/2018	07/01/2015	A	1,095,449
80,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2015	07/01/2015		80,593
11,150,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2018	07/01/2018		11,792,240
170,000	Puerto Rico Highway & Transportation Authority	5.000	07/01/2018	04/30/2015	A	170,017
25,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2017	07/01/2017		25,354
230,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2022	07/01/2022		245,833
20,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2017	07/01/2017		20,173
105,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2020	07/01/2020		112,534
2,000,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		2,099,940
790,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2019	07/01/2019		819,451
4,600,000	Puerto Rico Highway & Transportation Authority[1]	2.778	07/01/2028	07/01/2028		3,541,494
530,000	Puerto Rico Highway & Transportation Authority[1]	5.500	07/01/2023	07/01/2023		576,158

52      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$530,000	Puerto Rico Highway & Transportation Authority[1]	5.750%	07/01/2021	07/01/2021		$406,377
1,010,000	Puerto Rico Highway & Transportation Authority[1]	5.250	07/01/2018	07/01/2018		1,060,470
675,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250	07/01/2019	07/01/2019		526,621
1,045,000	Puerto Rico Highway & Transportation Authority, Series N1	5.500	07/01/2021	07/01/2021		686,366
20,140,000	Puerto Rico Highway & Transportation Authority, Series Y1	6.250	07/01/2021	07/15/2020	B	22,126,207
1,000,000	Puerto Rico Industrial Devel. Company, Series B1	5.375	07/01/2016	02/12/2016	B	933,180
375,000	Puerto Rico Industrial Devel. Company, Series B	5.375	07/01/2016	04/30/2015	A	375,502
4,670,000	Puerto Rico Infrastructure[1]	5.500	07/01/2022	07/01/2022		3,501,192
3,115,000	Puerto Rico Infrastructure[1]	5.500	07/01/2021	07/01/2021		2,347,776
1,000,000	Puerto Rico Infrastructure[1]	5.500	07/01/2027	07/01/2027		988,080
1,140,000	Puerto Rico Infrastructure[1]	5.500	07/01/2023	07/01/2023		1,136,683
8,090,000	Puerto Rico Infrastructure[1]	6.000	12/15/2026	12/15/2026		5,211,416
8,440,000	Puerto Rico Infrastructure[1]	5.500	07/01/2020	07/01/2020		6,563,957
2,945,000	Puerto Rico Infrastructure (Mepsi Campus)[1]	6.250	10/01/2024	10/01/2024		2,108,384
2,395,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2015	07/01/2015		2,410,999
3,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250	12/15/2026	12/15/2026		2,220,610
100,000	Puerto Rico Infrastructure Financing Authority[1]	5.500	07/01/2016	07/01/2016		102,586
4,230,000	Puerto Rico Infrastructure Financing Authority, Series C1	5.500	07/01/2017	07/01/2017		4,366,333
3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625	06/01/2026	10/17/2024	B	3,178,428
2,095,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250	07/01/2026	07/01/2016	A	2,148,024
450,000	Puerto Rico ITEMECF (International American University)	5.000	10/01/2021	10/01/2021		476,195
265,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2021	04/30/2015	A	265,080
50,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2016	08/01/2015	A	50,247
305,000	Puerto Rico Municipal Finance Agency, Series A1	5.000	08/01/2030	02/28/2028	B	297,171
3,975,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	04/30/2015	A	3,980,605
2,000,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2019	04/30/2015	A	2,001,460
105,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2020	04/30/2015	A	105,059
435,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2016	04/30/2015	A	435,613

53      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$35,000	Puerto Rico Municipal Finance Agency, Series A	5.500%		07/01/2017	04/30/2015	A	$35,057
30,000	Puerto Rico Municipal Finance Agency, Series B	5.250		07/01/2021	07/01/2021		30,760
40,000	Puerto Rico Municipal Finance Agency, Series C	5.250		08/01/2022	08/01/2022		40,666
1,950,000	Puerto Rico Municipal Finance Agency, Series C1	5.000		08/01/2015	08/01/2015		1,959,282
450,000	Puerto Rico Municipal Finance Agency, Series C1	5.250		08/01/2017	08/01/2017		465,179
7,325,000	Puerto Rico Municipal Finance Agency, Series C1	5.250		08/01/2018	08/01/2018		7,671,766
395,000	Puerto Rico Municipal Finance Agency, Series C1	5.250		08/01/2019	08/01/2019		413,245
2,905,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2026	07/01/2026		2,066,937
13,200,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2025	04/13/2025	B	9,821,196
300,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2016	07/01/2016		288,729
135,000	Puerto Rico Public Buildings Authority	5.500		07/01/2023	07/01/2023		94,354
500,000	Puerto Rico Public Buildings Authority[1]	6.125		07/01/2023	07/01/2023		361,955
4,990,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2022	07/01/2022		3,549,786
190,000	Puerto Rico Public Buildings Authority[1]	5.500	[3]	07/01/2035	07/01/2017	C	194,552
3,300,000	Puerto Rico Public Buildings Authority[1]	7.000		07/01/2021	07/01/2021		2,483,415
3,590,000	Puerto Rico Public Buildings Authority[1]	6.000		07/01/2027	07/01/2018	A	3,728,395
735,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2021	07/01/2021		535,697
4,550,000	Puerto Rico Public Buildings Authority[1]	5.750		07/01/2016	07/01/2016		4,061,649
2,155,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2023	07/01/2023		1,570,758
5,345,000	Puerto Rico Public Buildings Authority[1]	6.250		07/01/2022	07/01/2022		3,895,810
50,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2025	07/01/2025		53,239
2,935,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2018	07/01/2018		3,038,312
2,920,000	Puerto Rico Public Buildings Authority[1]	5.500		07/01/2017	07/01/2017		3,014,112
760,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2027	10/17/2026	B	504,678
1,350,000	Puerto Rico Public Buildings Authority[1]	5.250		07/01/2017	07/01/2017		1,354,307
37,400,000	Puerto Rico Public Finance Corp., Series A1	6.500		08/01/2028	12/12/2027	B	19,636,496
54,770,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	07/17/2029	B	28,119,466
17,475,000	Puerto Rico Public Finance Corp., Series B1	6.000		08/01/2025	08/01/2025		9,241,654
10,675,000	Puerto Rico Public Finance Corp., Series B1	6.000		08/01/2024	08/01/2024		5,663,301
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.625		08/01/2030	08/01/2030		7,137,680
4,980,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2028	08/01/2028		3,243,474
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	01/31/2044	B	5,753,970
1,175,000	Puerto Rico Sales Tax Financing Corp., Series A	4.375		08/01/2020	08/01/2020		902,377
11,355,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2018	08/01/2018		9,568,631

54      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity*		Value
U.S. Possessions (Continued)
$11,580,000	Puerto Rico Sales Tax Financing Corp., Series A	5.250%	08/01/2019	08/01/2019		$9,435,963
23,630,000	Puerto Rico Sales Tax Financing Corp., Series A	5.375	08/01/2020	08/01/2020		18,450,777
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A	4.000	08/01/2016	08/01/2016		921,420
12,900,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2021	08/01/2021		9,766,332
16,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2022	08/01/2022		11,292,320
5,320,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2042	03/21/2042	B	3,213,812
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A	4.625	08/01/2019	08/01/2019		807,590
13,510,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750	08/01/2037	01/31/2037	B	8,532,781
24,135,000	Puerto Rico Sales Tax Financing Corp., Series A	6.125	08/01/2029	08/01/2029		16,819,682
10,550,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500	08/01/2023	08/01/2023		7,265,680
22,825,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000	08/01/2024	08/01/2024		14,861,586
6,495,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	08/01/2026		3,425,983
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	5.000	08/01/2022	08/01/2022		920,250
10,865,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000	08/01/2042	08/01/2041	B	6,916,876
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C	6.500	08/01/2035	08/01/2035		22,802,150
5,000,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2025		2,816,850
1,000,000	University of Puerto Rico[1]	5.000	06/01/2020	06/01/2020		577,580
2,535,000	University of Puerto Rico, Series P1	5.000	06/01/2023	06/01/2023		1,436,331
1,790,000	University of Puerto Rico, Series Q1	5.000	06/01/2022	06/01/2022		1,017,329
						642,235,263
Total Municipal Bonds and Notes (Cost $3,407,522,205)						3,294,148,452

Shares
Common Stock—0.0%
6,757	Resolute Forest Products[8,9] (Cost $80,903)					116,558

Principal Amount
Corporate Bond and Note—0.2%
5,000,000	Centerline Equity Issuer Trust Sec. Nts.[1] (Cost $5,000,000)	6.000	05/15/2015			5,020,100
Total Investments, at Value (Cost $3,412,603,108)—106.8%						3,299,285,110
Net Other Assets (Liabilities)—(6.8)						(209,500,477)
Net Assets—100.0%						$3,089,784,633

55      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Optional call date; corresponds to the most conservative yield calculation.

B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

C. Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 8 of the accompanying Notes.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 31, 2015. See Note 4 of the accompanying Notes.

5. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See Note 4 of the accompanying Notes.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Subject to a forbearance agreement. Rate shown is the original contractual interest rate. See Note 4 of the accompanying Notes.

8. Non-income producing security.

9. Received as a result of a corporate action

To simplify the listings of securities, abbreviations are used per the table below:

ABH	Adventist Bolingbrook Hospital
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
AGH	Adventist Glenoaks Hospital
AHA1HC	ARC/HDS Alamance #1 Hsg. Corp.
AHA3HC	ARC/HDS Alamance #3 Hsg. Corp.
AHA4HC	ARC/HDS Alamance #4 Hsg. Corp
AHA7HC	ARC/HDS Alamance #7 Hsg. Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHEHC	ARC/HDS Elon Housing Corp.
AHH	Adventist Hinsdale Hospital
AHSGA	Adventist Health System-Georgia
AHSSunbelt	Adventist Health System-Sunbelt
BCHCC	Bernalillo County Health Care Corp.
CDA	Communities Devel. Authority
CDFI	Campus Development Foundation, Inc.
CHCW	Catholic Healthcare West
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHS	Catholic Health Services
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CSAC	Counseling Services Addison County
CSAHS	The Sisters of Charity of St. Augustine Health System
CVH&OCC	Chippewa Valley Hospital & Oakview Care Center
CWM	Chemical Waste Management
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.

56      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Abbreviations (Continued)

EDFA	Economic Devel. Finance Authority
EPBH	Emma Pendleton Bradley Hospital
ESRCGW	Easter Seal Rehabilitation Center of Greater Waterbury
FHosp	Fletcher Hospital
FHW	Florida Hospital/Waterman
FHZ	Florida Hospital Zephyrhills
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GSCCC	Good Sheperd Child Care Center
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HRANB	Human Resources Agency of New Britain
HSC	Hospital for Special Care
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JCH	Jellico Community Hospital
JFK	John Fitzgerald Kennedy
L.I.	Long Island
MAH	Metroplex Adventist Hospital
MBHS	Mississippi Baptist Health Systems
MBMC	Mississippi Baptist Medical Center
MH	Memorial Hospital
MHF	Miriam Hospital Foundation
MHFlagler	Memorial Hospital-Flagler
MHSys	Memorial Health Systems
MHWV	Memorial Hospital West Volusia
NWCDSC	Northwest Community Day Surgery Center
NWCH	Northwest Community Hospital
NWCHC	Northwest Community Healthcare
NWCSS	Northwestern Counseling & Support Services
NY/NJ	New York/New Jersey
NYC	New York City
PAHS	Portercare Adventist Health System
PHCF	Presbyterian Healthcare Foundation
PHlth	Presence Health
PHN	Presence Health Network
PHP	Presence PRV Health
PHSvcs	Presbyterian Healthcare Services
PLC	Presence Life Connections
PPH	Presence PRV Health
PRC	Presence RHC Corporation
PRMC	Presence Resurrection Medical Center
PSFH	Presence Saint Francis Hospital
PSJHC	Presence Saint Francis Hospital-Chicago
PSM&EMC	Presence Saints Mary and Elizabeth Medical Center
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
Res Rec	Resource Recovery Facility

57      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Abbreviations (Continued)

RIH	Rhode Island Hospital
RIHF	Rhode Island Hospital Foundation
RMHS	Rutland Mental Health Services
ROLs	Reset Option Longs
RUMC	Rush University Medical Center
SANC	St. Anne’s Nursing Center
SJR	St. Joseph Residence
SJRNC	St. John’s Rehabilitation and Nursing Center
SLHOKC	St. Luke’s Hospital of Kansas City
SLHS	St. Luke’s Health System
SMMC	Shawnee Mission Medical Center
SVHC	Southwest Volusia Healthcare Corporation
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
TMH	The Miriam Hospital
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
UHSEC	University Health Systems of Eastern Carolina
UMass	University of Massachusetts
VMNRC	Villa Marina Nursing & Rehabilitation Center
VOA	Volunteers of America
WCMHS	Washington County Mental Health Services
WFMG	Wheaton Franciscan Medical Group
WFS	Wheaton Franciscan Services
WM	Waste Management
WMDSC	Waste Management Disposal Services of Colorado
WMO	Waste Management of Oregon
WMW	Waste Management of Washington

See accompanying Notes to Financial Statements.

58      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES March 31, 2015 Unaudited

Assets
Investments, at value (cost $3,412,603,108)—see accompanying statement of investments	$3,299,285,110
Cash	342,732
Receivables and other assets:
Investments sold (including $94,443,158 sold on a when-issued or delayed delivery basis)	103,647,645
Interest	51,525,252
Shares of beneficial interest sold	2,974,581
Other	1,851,025

Total assets	3,459,626,345

Liabilities
Payables and other liabilities:
Payable for borrowings (See Note 8)	281,400,000
Payable for short-term floating rate notes issued (See Note 4)	61,885,000
Shares of beneficial interest redeemed	23,005,099
Dividends	2,519,596
Distribution and service plan fees	567,008
Trustees’ compensation	114,433
Shareholder communications	30,089
Interest expense on borrowings	21,000
Investments purchased	5,151
Other	294,336

Total liabilities	369,841,712
Net Assets	$3,089,784,633

Composition of Net Assets
Par value of shares of beneficial interest	$217,446
Additional paid-in capital	3,348,447,295
Accumulated net investment income	14,283,386
Accumulated net realized loss on investments	(159,845,496)
Net unrealized depreciation on investments	(113,317,998)

Net Assets	$3,089,784,633

59      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $1,749,447,675 and 122,949,089 shares of beneficial interest outstanding)	$14.23
Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$14.56

Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $22,043,718 and 1,551,091 shares of beneficial interest outstanding)	$14.21

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $872,058,588 and 61,578,557 shares of beneficial interest outstanding)	$14.16

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $446,234,652 and 31,366,996 shares of beneficial interest outstanding)	$14.23

See accompanying Notes to Financial Statements.

60      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2015 Unaudited

Investment Income
Interest	$80,477,158
Expenses
Management fees	6,771,906
Distribution and service plan fees:
Class A	2,235,341
Class B	118,762
Class C	4,483,095
Transfer and shareholder servicing agent fees:
Class A	901,372
Class B	11,883
Class C	448,401
Class Y	301,714
Shareholder communications:
Class A	16,251
Class B	629
Class C	10,300
Class Y	4,459
Borrowing fees	1,801,165
Interest expense and fees on short-term floating rate notes issued (See Note 4)	203,519
Interest expense on borrowings	29,232
Trustees’ compensation	26,218
Custodian fees and expenses	14,655
Other	221,880

Total expenses	17,600,782
Net Investment Income	62,876,376
Realized and Unrealized Loss
Net realized loss on investments	(9,736,002)
Net change in unrealized appreciation/depreciation on investments	(11,149,236)
Net Increase in Net Assets Resulting from Operations	$41,991,138

See accompanying Notes to Financial Statements.

61      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014

Operations
Net investment income	$62,876,376	$156,735,579

Net realized loss	(9,736,002)	(15,208,079)

Net change in unrealized appreciation/depreciation	(11,149,236)	52,977,001

Net increase in net assets resulting from operations	41,991,138	194,504,501

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(36,594,049)	(90,247,335)
Class B	(392,759)	(920,074)
Class C	(14,934,104)	(33,445,542)
Class Y	(12,959,382)	(21,195,250)

	(64,880,294)	(145,808,201)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(103,264,342)	(946,664,550)
Class B	(3,153,180)	(9,678,124)
Class C	(44,237,288)	(316,708,187)
Class Y	(144,686,078)	35,904,421

	(295,340,888)	(1,237,146,440)

Net Assets
Total decrease	(318,230,044)	(1,188,450,140)

Beginning of period	3,408,014,677	4,596,464,817

End of period (including accumulated net investment income of $14,283,386 and $16,287,304, respectively)	$3,089,784,633	$3,408,014,677

See accompanying Notes to Financial Statements.

62      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS For the Six Months Ended March 31, 2015 Unaudited

Cash Flows from Operating Activities
Net increase in net assets from operations	$41,991,138
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(476,904,369)
Proceeds from disposition of investment securities	582,025,127
Short-term investment securities, net	94,098
Premium amortization	14,389,727
Discount accretion	(700,538)
Net realized loss on investments	9,736,002
Net change in unrealized appreciation/depreciation on investments	11,149,236
Change in assets:
Increase in other assets	(855,770)
Decrease in interest receivable	3,824,128
Increase in receivable for securities sold	(92,280,363)
Change in liabilities:
Decrease in other liabilities	(24,159)
Decrease in payable for securities purchased	(25,648)

Net cash provided by operating activities	92,418,609

Cash Flows from Financing Activities
Proceeds from borrowings	456,500,000
Payments on borrowings	(208,800,000)
Payments on short-term floating rate notes issued	(595,000)
Proceeds from shares sold	304,209,469
Payments on shares redeemed	(642,245,650)
Cash distributions paid	(11,739,628)

Net cash used in financing activities	(102,670,809)

Net decrease in cash	(10,252,200)

Cash, beginning balance	10,594,932

Cash, ending balance	$342,732

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $52,801,592.

Cash paid for interest on borrowings—$18,421.

Cash paid for interest on short-term floating rate notes issued—$203,519.

See accompanying Notes to Financial Statements.

63      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 28, 2012[1]	Year Ended September 30, 2011	Year Ended September 30, 2010

Per Share Operating Data
Net asset value, beginning of period	$14 .33	$14 .12	$15 .13	$14 .51	$14 .68	$14 .55
Income (loss) from investment operations:
Net investment income[2]	0 .28	0 .60	0 .55	0 .63	0 .71	0 .74
Net realized and unrealized gain (loss)	(0 .09)	0 .17	(1 .01)	0 .66	(0 .15)	0 .12

Total from investment operations	0 .19	0 .77	(0 .46)	1 .29	0 .56	0 .86

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0 .29)	(0 .56)	(0 .55)	(0 .67)	(0 .73)	(0 .73)

Net asset value, end of period	$14 .23	$14 .33	$14 .12	$15 .13	$14 .51	$14 .68

Total Return, at Net Asset Value[3]	1 .33%	5 .58%	(3 .16)%	9 .08%	3 .99%	6 .10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,749,448	$1,865,368	$2,781,456	$3,281,705	$2,388,951	$2,261,442

Average net assets (in thousands)	$1,806,730	$2,282,451	$3,373,420	$2,776,061	$2,222,345	$1,764,368

Ratios to average net assets:[4]
Net investment income	3 .95%	4 .24%	3 .68%	4 .25%	4 .94%	5 .10%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0 .77%	0 .76%	0 .73%	0 .72%	0 .73%	0 .73%
Interest and fees from borrowings	0 .11%	0 .07%	0 .03%	0 .04%	0 .07%	0 .09%
Interest and fees on short-term floating rate notes issued[5]	0 .01%	0 .01%	0 .01%	0 .02%	0 .04%	0 .04%

Total expenses	0 .89%	0 .84%	0 .77%	0 .78%	0 .84%	0 .86%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0 .89%	0 .84%	0 .77%	0 .78%	0 .84%	0 .83%

Portfolio turnover rate	14%	15%	23%	19%	21%	20%

64      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

1. September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

65      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class B	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 28, 2012[1]	Year Ended September 30, 2011	Year Ended September 30, 2010

Per Share Operating Data
Net asset value, beginning of period	$14.31	$14.11	$15.11	$14.49	$14.67	$14.54

Income (loss) from investment operations:
Net investment income[2]	0.23	0.49	0.42	0.51	0.58	0.62
Net realized and unrealized gain (loss)	(0.10)	0.16	(1.00)	0.66	(0.15)	0.12

Total from investment operations	0.13	0.65	(0.58)	1.17	0.43	0.74

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.23)	(0.45)	(0.42)	(0.55)	(0.61)	(0.61)

Net asset value, end of period	$14.21	$14.31	$14.11	$15.11	$14.49	$14.67

Total Return, at Net Asset Value[3]	0.96%	4.68%	(3.91)%	8.20%	3.04%	5.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,044	$25,356	$34,636	$48,567	$40,138	$45,125

Average net assets (in thousands)	$23,809	$29,076	$43,668	$45,414	$40,653	$42,185

Ratios to average net assets:[4]
Net investment income	3.19%	3.44%	2.84%	3.44%	4.08%	4.28%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.53%	1.56%	1.57%	1.55%	1.58%	1.59%
Interest and fees from borrowings	0.11%	0.07%	0.03%	0.04%	0.07%	0.09%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.01%	0.01%	0.02%	0.04%	0.04%

Total expenses	1.65%	1.64%	1.61%	1.61%	1.69%	1.72%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.64%	1.61%	1.61%	1.69%	1.69%

Portfolio turnover rate	14%	15%	23%	19%	21%	20%

1. September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

66      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Class C	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 28, 2012[1]	Year Ended September 30, 2011	Year Ended September 30, 2010

Per Share Operating Data
Net asset value, beginning of period	$14.26	$14.06	$15.06	$14.45	$14.63	$14.50

Income (loss) from investment operations:
Net investment income[2]	0.23	0.49	0.43	0.52	0.59	0.63
Net realized and unrealized gain (loss)	(0.10)	0.17	(1.00)	0.65	(0.15)	0.12

Total from investment operations	0.13	0.66	(0.57)	1.17	0.44	0.75

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.23)	(0.46)	(0.43)	(0.56)	(0.62)	(0.62)

Net asset value, end of period	$14.16	$14.26	$14.06	$15.06	$14.45	$14.63

Total Return, at Net Asset Value[3]	0.96%	4.74%	(3.85)%	8.22%	3.15%	5.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$872,058	$922,694	$1,226,253	$1,456,703	$1,015,909	$961,560

Average net assets (in thousands)	$898,853	$1,039,738	$1,486,679	$1,225,855	$958,181	$760,222

Ratios to average net assets:[4]
Net investment income	3.19%	3.48%	2.91%	3.48%	4.17%	4.34%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.53%	1.52%	1.50%	1.49%	1.50%	1.49%
Interest and fees from borrowings	0.11%	0.07%	0.03%	0.04%	0.07%	0.09%
Interest and fees on short-term floating rate notes issued[5]	0.01%	0.01%	0.01%	0.02%	0.04%	0.04%

Total expenses	1.65%	1.60%	1.54%	1.55%	1.61%	1.62%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.65%	1.60%	1.54%	1.55%	1.61%	1.59%

Portfolio turnover rate	14%	15%	23%	19%	21%	20%

67      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

1. September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

68      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Class Y	Six Months Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 28, 2012[1]	Period Ended September 30, 2011[2]
Per Share Operating Data
Net asset value, beginning of period	$14.33	$14.12	$15.12	$14.50	$14.00
Income (loss) from investment operations:
Net investment income[3]	0.30	0.64	0.59	0.66	0.47
Net realized and unrealized gain (loss)	(0.09)	0.17	(1.00)	0.67	0.53

Total from investment operations	0.21	0.81	(0.41)	1.33	1.00
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.31)	(0.60)	(0.59)	(0.71)	(0.50)
Net asset value, end of period	$14.23	$14.33	$14.12	$15.12	$14.50

Total Return, at Net Asset Value[4]	1.46%	5.84%	(2.85)%	9.36%	7.33%

Ratios/Supplemental Data

Net assets, end of period (in thousands)	$446,235	$594,597	$554,120	$571,432	$115,887
Average net assets (in thousands)	$602,909	$502,919	$633,743	$380,240	$64,932
Ratios to average net assets:[5]
Net investment income	4.20%	4.48%	3.93%	4.45%	5.01%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.53%	0.52%	0.48%	0.46%	0.48%
Interest and fees from borrowings	0.11%	0.07%	0.03%	0.04%	0.07%
Interest and fees on short-term floating rate notes issued[6]	0.01%	0.01%	0.01%	0.02%	0.04%

Total expenses	0.65%	0.60%	0.52%	0.52%	0.59%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.65%	0 .60%	0.52%	0.52%	0.59%
Portfolio turnover rate	14%	15%	23%	19%	21%

1. September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year.

2. For the period from January 31, 2011 (inception of offering) to September 30, 2011.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns do not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.

5. Annualized for periods less than one full year.

6. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

69      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS March 31, 2015 Unaudited

1. Significant Accounting Policies

Oppenheimer Rochester Limited Term Municipal Fund (the “Fund”), a series of Oppenheimer Municipal Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

70      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

2. Significant Accounting Policies (Continued)

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended September 30, 2014, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. Details of the fiscal year ended September 30, 2014 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

71      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

Expiring
2015	$70,040
2016	2,094,523
2017	32,902,442
2018	24,942,008
2019	9,284,227
No expiration	81,186,095

Total	$150,479,335

As of March 31, 2015, it is estimated that the capital loss carryforwards would be $69,293,240 expiring by 2019 and $90,922,097, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2015, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2015 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$3,412,700,939 [1]

Gross unrealized appreciation	$111,034,083
Gross unrealized depreciation	(224,646,367)

Net unrealized depreciation	$(113,612,284)

1. The Federal tax cost of securities does not include cost of $64,858,017, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note in Note 4.

Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

72      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a

73      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such

74      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

3. Securities Valuation (Continued)

methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2015 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$38,109,429	$—	$38,109,429
Alaska	—	712,378	—	712,378
Arizona	—	64,014,554	—	64,014,554
Arkansas	—	246,375	—	246,375
California	—	371,210,128	—	371,210,128
Colorado	—	32,562,794	—	32,562,794
Connecticut	—	3,988,459	—	3,988,459
Delaware	—	50,117	—	50,117
District of Columbia	—	101,075,494	—	101,075,494
Florida	—	240,726,292	293,970	241,020,262
Georgia	—	44,093,160	—	44,093,160
Hawaii	—	12,566,960	—	12,566,960
Idaho	—	250,761	—	250,761
Illinois	—	508,336,040	—	508,336,040
Indiana	—	45,596,763	—	45,596,763
Kansas	—	5,934,308	—	5,934,308
Kentucky	—	7,664,556	—	7,664,556
Louisiana	—	52,840,218	—	52,840,218
Maine	—	3,060,313	—	3,060,313
Maryland	—	4,894,865	—	4,894,865

75      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Massachusetts	$—	$33,017,271	$—	$33,017,271
Michigan	—	140,257,612	—	140,257,612
Minnesota	—	1,794,264	—	1,794,264
Mississippi	—	36,692,825	—	36,692,825
Missouri	—	39,633,991	—	39,633,991
Montana	—	215,525	—	215,525
Nebraska	—	902,050	—	902,050
Nevada	—	37,940,554	—	37,940,554
New Hampshire	—	220,349	—	220,349
New Jersey	—	28,217,327	—	28,217,327
New Mexico	—	173,228	—	173,228
New York	—	122,500,082	—	122,500,082
North Carolina	—	11,629,198	—	11,629,198
North Dakota	—	115,510	—	115,510
Ohio	—	155,520,840	—	155,520,840
Oklahoma	—	1,918,401	—	1,918,401
Oregon	—	1,681,037	—	1,681,037
Other Territory	—	12,864,310	—	12,864,310
Pennsylvania	—	131,378,687	—	131,378,687
Rhode Island	—	39,964,722	—	39,964,722
South Carolina	—	5,114,544	—	5,114,544
South Dakota	—	1,491,417	—	1,491,417
Tennessee	—	16,557,591	—	16,557,591
Texas	—	170,485,976	—	170,485,976
Utah	—	486,015	—	486,015
Vermont	—	12,326,793	—	12,326,793
Virginia	—	14,385,007	—	14,385,007
Washington	—	16,913,481	—	16,913,481
Wisconsin	—	38,129,658	—	38,129,658
Wyoming	—	41,156,990	—	41,156,990
U.S. Possessions	—	642,235,263	—	642,235,263
Common Stock	116,558	—	—	116,558
Corporate Bond and Note	—	5,020,100	—	5,020,100

Total Assets	$116,558	$3,298,874,582	$293,970	$3,299,285,110

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market

76      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

4. Investments and Risks (Continued)

fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also

77      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have

78      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

4. Investments and Risks (Continued)

received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2015, the Fund’s maximum exposure under such agreements is estimated at $58,910,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At March 31, 2015, municipal bond holdings with a value of $137,227,476 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $61,885,000 in short-term floating rate securities issued and outstanding at that date.

At March 31, 2015, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

79      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 25,000,000	CA Health Facilities Financing Authority[3]	9.394%	11/15/31	$35,011,000
16,485,000	Chicago, IL Board of Education ROLs[3]	8.484	12/1/24	19,933,332
17,430,000	Montgomery County, PA IDA ROLs[3]	9.354	8/1/30	18,033,078
1,225,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	9.280	12/1/38	1,309,991
875,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	13.810	6/1/39	1,055,075

				$75,342,476

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 5% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $61,885,000 or 1.79% of its total assets as of March 31, 2015.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a

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4. Investments and Risks (Continued)

price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2015, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Sold securities	$94,443,158

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2015 is as follows:

Cost	$2,240,968
Market Value	$339,195
Market value as % of Net Assets	0.01%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of March 31, 2015, securities with an aggregate market value of $54,284,166, representing 1.76% of the Fund’s net assets, were subject to these forbearance agreements.

5. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount
Class A
Sold	8,443,375	$121,045,726	25,114,744	$355,015,266
Dividends and/or distributions reinvested	2,118,893	30,348,949	5,452,565	77,337,718
Redeemed	(17,776,792)	(254,659,017)	(97,337,510)	(1,379,017,534)

Net decrease	(7,214,524)	$(103,264,342)	(66,770,201)	$(946,664,550)

Class B
Sold	31,476	$450,656	91,649	$1,292,565
Dividends and/or distributions reinvested	25,606	366,420	61,035	865,126
Redeemed	(277,371)	(3,970,256)	(836,333)	(11,835,815)

Net decrease	(220,289)	$(3,153,180)	(683,649)	$(9,678,124)

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Shares of Beneficial Interest (Continued)

	Six Months Ended March 31, 2015		Year Ended September 30, 2014
	Shares	Amount	Shares	Amount
Class C
Sold	4,026,259	$57,447,150	9,502,891	$133,712,012
Dividends and/or distributions reinvested	827,082	11,794,082	1,910,788	26,987,386
Redeemed	(7,958,690)	(113,478,520)	(33,935,600)	(477,407,585)

Net decrease	(3,105,349)	$(44,237,288)	(22,521,921)	$(316,708,187)

Class Y
Sold	8,621,940	$123,577,713	28,979,676	$412,740,470
Dividends and/or distributions reinvested	718,550	10,292,141	1,141,215	16,204,017
Redeemed	(19,474,158)	(278,555,932)	(27,866,092)	(393,040,066)

Net increase (decrease)	(10,133,668)	$(144,686,078)	2,254,799	$35,904,421

6. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2015 were as follows:

	Purchases	Sales
Investment securities	$476,904,369	$582,025,127

7. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Next $4.5 billion	0.400
Next $5 billion	0.390
Over $10 billion	0.370

The Fund’s management fee for the fiscal six months ended March 31, 2015 was 0.41% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

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7. Fees and Other Transactions with Affiliates (Continued)

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of

83      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Fees and Other Transactions with Affiliates (Continued)

daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees vote annually to approve its continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

	Class A Front-End Sales Charges Retained by	Class A Contingent Deferred Sales Charges Retained by	Class B Contingent Deferred Sales Charges Retained by	Class C Contingent Deferred Sales Charges Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor
March 31, 2015	$38,101	$22,043	$14,185	$19,036

8. Borrowings and Other Financing

Borrowings. The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 4. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to olders of the short-term floating rate notes issued by the Trust. See the discussion in Note 4 (Inverse Floating Rate Securities) for additional information.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

84      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

8. Borrowings and Other Financing (Continued)

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.5 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.1672% as of March 31, 2015). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended March 31, 2015 equal 0.08% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of March 31, 2015, the Fund had borrowings outstanding at an interest rate of 0.1672%. Details of the borrowings for the six months ended March 31, 2015 are as follows:

Average Daily Loan Balance	$34,724,725
Average Daily Interest Rate	0.163%
Fees Paid	$2,175,276
Interest Paid	$18,421

Reverse Repurchase Agreements. The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements,

85      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

8. Borrowings and Other Financing (Continued)

in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended March 31, 2015 are included in expenses on the Fund’s Statement of Operations and equal 0.03% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare each Wednesday as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

The Fund executed no transactions under the Facility during the six months ended March 31, 2015.

The effect of the Facility to the Fund for the year ended March 31, 2015 is as follows:

Fees Paid	$458,878

9. Pending Litigation

In 2009, seven class action lawsuits were filed in the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “Defendant Funds”). The lawsuits also named as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raised claims under federal securities laws and alleged, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions sought unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. In March 2014, the parties in six of these lawsuits executed stipulations and agreements of settlement resolving those actions. In July 2014, the court entered an order and final judgment approving the settlements as fair, reasonable and adequate. The settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer Rochester California Municipal Fund (the “California Fund Suit”). OFI believes the California Fund Suit is without legal merit and is defending the suit vigorously. While it is premature to render any opinion as to the outcome in the California Fund Suit, or whether any costs that OFI may bear in defending the California Fund Suit might not be reimbursed by insurance, OFI believes the California Fund Suit should not impair the ability of OFI or the Distributor to perform their respective duties to

86      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

9. Pending Litigation (Continued)

the Fund, and that the outcome of the California Fund Suit should not have any material effect on the operations of any of the Oppenheimer funds.

87      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

88      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
William F. Glavin, Jr., Trustee
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Charles S. Pulire, Vice President
Richard Stein, Vice President
Arthur P. Steinmetz, President and Principal Executive Officer
Arthur S. Gabinet, Secretary and Chief Legal Officer
Jennifer Sexton, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2015 OppenheimerFunds, Inc. All rights reserved.

89      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

•	Applications or other forms
•	When you create a user ID and password for online account access
•	When you enroll in eDocs Direct, our electronic document delivery service
•	Your transactions with us, our affiliates or others
•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
•	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

90      OPPENHEIMER ROCHESTER LIMITED TERM MUNICIPAL FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated March 2015. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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Visit us at oppenheimerfunds.com for 24-hr access

to account information and transactions or call us at

800 CALL OPP (800 225 5677) for 24-hr automated

information and automated transactions. Representatives

also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com

Call Us 800 225 5677

Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2015 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0860.001.0315     May 27, 2015

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/31/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/12/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	5/12/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	5/12/2015